As filed with the Securities and Exchange Commission on April 29, 1999


                        File Nos. 333-41461 and 811-8529

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 4

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7

                                 MEMORIAL FUNDS

                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                              David Goldstein, Esq.
                         Forum Financial Services, Inc.
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

  [ ]    immediately  upon filing  pursuant to Rule 485,  paragraph (b)
  [X]    on April 30,  1999  pursuant  to Rule 485,  paragraph  (b)
  [ ]    60 days after  filing pursuant to Rule 485, paragraph (a)(1)
  [ ]    on _________________ pursuant to Rule 485,  paragraph  (a)(1)
  [ ]    75 days after filing pursuant to Rule 485, paragraph (a)(2)
  [ ]    on  _________________  pursuant to Rule 485, paragraph (a)(2)
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: Trust Shares and Institutional Shares of Government Bond Fund, Corporate Bond Fund, Value Equity Fund and Growth Equity Fund.

         LOGO




                                 MEMORIAL FUNDS


                                   PROSPECTUS


                                   MAY 1, 1999


                              GOVERNMENT BOND FUND
                               CORPORATE BOND FUND
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

                              INSTITUTIONAL SHARES



                  Shares of the Funds are offered to investors without any sales charge or Rule 12b-1 (distribution) fees.











 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
       ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY..................................       XX

         FEE TABLES...........................................       XX

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS..........       XX

         MANAGEMENT...........................................       XX

         YOUR ACCOUNT.........................................       XX

                  How to Contact the Funds                           XX
                  General Information                                XX
                  Buying Shares                                      XX
                  Selling Shares                                     XX
                  Exchange Privileges                                XX

         OTHER INFORMATION....................................       XX

         FINANCIAL HIGHLIGHTS.................................       XX

RISK/RETURN SUMMARY


          [Margin  callout:  CONCEPTS  TO  UNDERSTAND
          A DEBT OR FIXED INCOME SECURITY is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity
          A BOND is a debt security with a long-term maturity, usually 10 years or longer
          MATURITY means the date at which a debt security is due and payable DURATION is a measure of a security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates
          UNITED STATES GOVERNMENT SECURITY is a debt security issued by the United States or any of its agencies or instrumentalities such as the Government National Mortgage Association
          VALUE INVESTING means to invest in stocks whose prices are low relative to stocks of comparable companies
          GROWTH INVESTING means to invest in stocks of companies that have exhibited faster than average earnings over the past few years and are expected to continue to show high levels of profit growth PRICE/EARNINGS RATIO means the ratio of a company's current market capitalization divided by the previous 12 months' earnings per share MARKET CAPITALIZATION of a company means the value of the company's common stock in the stock market
          COMMON STOCK is ownership shares in a corporation that are sold initially by the corporation and then traded by investors]



GOVERNMENT BOND FUND

INVESTMENT GOAL High level of income consistent with maximum credit protection and moderate fluctuation in principal value.


PRINCIPAL INVESTMENT STRATEGY The Fund invests under normal circumstances at least 90 percent of its total assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.


CORPORATE BOND FUND

INVESTMENT   GOAL  High  level  of  current  income   consistent   with  capital
preservation and prudent investment risk.


PRINCIPAL INVESTMENT STRATEGY The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Corporate Bond Index. At least 80 percent of the Fund's total assets will be invested in securities that are rated, at the time of purchase, in one of the three highest rating categories or are unrated and determined by its sub-adviser to be of comparable quality.

GROWTH EQUITY FUND

INVESTMENT GOAL Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY The Fund uses a "growth investing" style by investing under normal circumstances at least 65 percent of its total assets in the securities of domestic companies that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.


VALUE EQUITY FUND

INVESTMENT GOAL Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY The Fund uses a "value investing" style by investing under normal circumstances at least 65 percent of its total assets in the equity securities of domestic companies that its sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.


  PRINCIPAL RISKS OF INVESTING IN THE FUNDS


BOND FUNDS. You could lose money on your investment in Government Bond Fund or Corporate Bond Fund (collectively the "Bond Funds") and either Bond Fund could under-perform other investments. The principal risks of investing in a Bond Fund include:

     o Each Bond Fund's share price, yield and total return could fluctuate in response to bond market movements
     o The value of most bonds could fall when interest rates rise; the longer a bond's maturity and the lower its credit quality, the more its value typically falls
     o The default of an issuer could leave the Bond Fund with unpaid interest or principal. This risk for Corporate Bond Fund is potentially greater as it can invest in bonds with a lower credit rating than Government Bond Fund
     o The Bond Funds may invest in mortgage-backed and other similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of the assets backing the securities prepay their debts
     o The sub-adviser's judgment as to the value of a bond proves to be wrong

EQUITY FUNDS. You could lose money on your investment in Growth Equity Fund or Value Equity Fund (collectively the "Equity Funds") and either Equity Fund could under-perform other investments. The principal risks of investing in an Equity Fund include:


     o    The stock market goes down

     o The stock market continues to undervalue the stocks in an Equity Fund's portfolio
     o The sub-adviser's judgment as to the value of a stock proves to be wrong An Equity Fund's particular investment style falls out of favor with the market

     An  investment  in a Fund is not a deposit of a bank and is not  insured or
guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other
governmental agency

WHO MAY WANT TO INVEST IN THE FUNDS


You may want to purchase shares of the Bond Funds if:

     o    You seek income and more price stability than stocks offer
     o    You seek capital preservation o You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk

The Bond Funds may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You are pursuing a short-term goal or investing emergency reserves

You may want to purchase shares of the Equity Funds if:

     o You are willing to tolerate significant changes in the value of their investment
     o    You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk

The Equity Funds may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need regular income or stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves

FEE TABLES

The following tables describe the fees and expenses that you will pay if you invest in a Fund.

---------- ---------------------------------------------------------------------------- -------------------
           SHAREHOLDER FEES
           (fees paid directly from your investment)

                Maximum Sales Charge (Load) Imposed on Purchases                               None
                Maximum Deferred Sales Charge (Load)                                           None
                Maximum Sales Charge (Load) Imposed on Reinvested Distributions                None
                Redemption Fee                                                                 None
                Exchange Fee                                                                   None

---------- ---------------------------------------------------------------------------- -------------------

           ---------------------------------------------------------------------------- -------------------

           ANNUAL FUND OPERATING EXPENSES(1)
           (expenses that are deducted from Fund assets)
           ---------------------------------------------------------------------------- -------------------
           GOVERNMENT BOND FUND
           ---------------------------------------------------------------------------- -------------------
                Advisory Fees                                                                 0.28%
           ---------------------------------------------------------------------------- -------------------
                Distribution (12b-1) Fees                                                      None
           ---------------------------------------------------------------------------- -------------------
                Other Expenses                                                                0.57%
           ---------------------------------------------------------------------------- -------------------
                    Shareholder Service Fees                                                  0.12%
           ---------------------------------------------------------------------------- -------------------
                    Miscellaneous                                                             0.45%
           ---------------------------------------------------------------------------- -------------------
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          0.85%
           ---------------------------------------------------------------------------- -------------------
                Fee Waiver and Expense Reimbursement(2)                                       0.10%
           ---------------------------------------------------------------------------- -------------------
                Net Expenses                                                                  0.75(3)%
           ---------------------------------------------------------------------------- -------------------
           CORPORATE BOND FUND
           ---------------------------------------------------------------------------- -------------------
                Advisory Fees                                                                 0.29%
           ---------------------------------------------------------------------------- -------------------
                Distribution (12b-1) Fees                                                      None
           ---------------------------------------------------------------------------- -------------------
                Other Expenses                                                                0.47%
           ---------------------------------------------------------------------------- -------------------
                    Shareholder Service Fees                                                  0.11%
           ---------------------------------------------------------------------------- -------------------
                    Miscellaneous                                                             0.36%
           ---------------------------------------------------------------------------- -------------------
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          0.76%
           ---------------------------------------------------------------------------- -------------------
                Fee Waiver and Expense Reimbursement(2)                                       0.01%
           ---------------------------------------------------------------------------- -------------------
                Net Expenses                                                                  0.75(3)%
           ---------------------------------------------------------------------------- -------------------
           GROWTH EQUITY FUND
           ---------------------------------------------------------------------------- -------------------
                Advisory Fees                                                                 0.40%
           ---------------------------------------------------------------------------- -------------------
                Distribution (12b-1) Fees                                                      None
           ---------------------------------------------------------------------------- -------------------
                Other Expenses                                                                0.79%
           ---------------------------------------------------------------------------- -------------------
                    Shareholder Service Fees                                                  0.10%
           ---------------------------------------------------------------------------- -------------------
                    Miscellaneous                                                             0.69%
           ---------------------------------------------------------------------------- -------------------
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.19%
           ---------------------------------------------------------------------------- -------------------
                Fee Waiver and Expense Reimbursement(2)                                       0.19%
           ---------------------------------------------------------------------------- -------------------
                Net Expenses                                                                  1.00%
           ---------------------------------------------------------------------------- -------------------



                                       4

           ---------------------------------------------------------------------------- -------------------
           VALUE EQUITY FUND
           ---------------------------------------------------------------------------- -------------------

                Advisory Fees                                                                 0.40%
           ---------------------------------------------------------------------------- -------------------
                Distribution (12b-1) Fees                                                      None
           ---------------------------------------------------------------------------- -------------------
                Other Expenses                                                                0.85%
           ---------------------------------------------------------------------------- -------------------
                    Shareholder Service Fees                                                  0.10%
           ---------------------------------------------------------------------------- -------------------
                    Miscellaneous                                                             0.75%
           ---------------------------------------------------------------------------- -------------------
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.25%
           ---------------------------------------------------------------------------- -------------------
                Fee Waiver and Expense Reimbursement(2)                                       0.25%
           ---------------------------------------------------------------------------- -------------------
                Net Expenses                                                                  1.00%
           ---------------------------------------------------------------------------- -------------------


     (1) Based on amounts incurred during the Funds' fiscal year as stated as percentage of net assets.
     (2) Based on certain contractual fee waivers and expense reimbursements that may increase after April 30, 2000.
     (3)  Restated to reflect current fees.

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in a Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements), and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                             ------------------ ----------------- ------------------ -------------------
                              GOVERNMENT BOND    CORPORATE BOND     GROWTH EQUITY          VALUE
                                   FUND               FUND              FUND            EQUITY FUND
           ----------------- ------------------ ----------------- ------------------ -------------------

           After 1 year             $87               $78               $121                $128
           ----------------- ------------------ ----------------- ------------------ -------------------
           After 3 years           $273               $243              $378                $398

           ----------------- ------------------ ----------------- ------------------ -------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.

INVESTMENT STRATEGIES

The Fund invests under normal circumstances at least 90 percent of its total assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund may invest up to 10 percent of its total assets in "investment grade" corporate debt instruments.

The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.


The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.

CORPORATE BOND FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.

INVESTMENT STRATEGIES

The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. The Fund may also invest in U.S. Government securities and mortgage-backed and other similar securities of private issuers. At least 80 percent of the Fund's net assets will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization such as Standard and Poor's or unrated and determined by its sub-adviser to be of comparable quality. No more than 5 percent of the Fund's total assets will be in securities rated below investment grade. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.


The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Corporate Bond Index.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

         [Margin callout:  CONCEPTS TO UNDERSTAND

         PREFERRED STOCK is stock containing certain rights separate from those conferred by common stock. Preferred shares seldom carry voting rights but pay dividends and have liquidation preference over common shareholders
         CONVERTIBLE SECURITY is a security such as preferred stock or bonds that may be converted into a specified number of shares of common stock]


INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing under normal circumstances at least 65 percent of its total assets in the common stock of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

The Fund invests in the securities of issuers that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the sub-adviser's opinion, generally unrecognized or misperceived by the market. The sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value. The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade securities or, if unrated, are determined by the sub-adviser to be of comparable quality.


VALUE EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT STRATEGIES

The Fund seeks to attain its objective by investing under normal circumstances at least 65 percent of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

INVESTMENT RISKS

GENERALLY
There is no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.


All investments made by the Funds have some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques, however, have additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques.

BOND FUNDS. The value of your investment in a Bond Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which these Funds invest. Your investment in Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A. An additional risk is that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Bond Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' value and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

EQUITY FUNDS. The Equity Funds may be appropriate investments if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market. The investment style for either or both Equity Funds could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of the Growth Equity Fund could also decrease. Likewise, if "value" stocks decrease in value, there could be a corresponding drop in the net asset value of the Value Equity Fund.

TEMPORARY DEFENSIVE POSITION The Funds may hold cash or cash equivalents such as high quality money market instruments, pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Funds may assume a temporary defensive position and invest without limit in these instruments. As a result, the Funds may be unable to achieve their investment objectives.


MANAGEMENT

The business of Memorial Funds (the "Trust") and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER


Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund, and advising the Board on the selection of additional sub-advisers. The Adviser has entered into investment sub-advisory agreements with the sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of the Value Equity Fund and Growth Equity Fund and 0.23 percent of the average daily net assets of the Corporate Bond Fund and Government Bond Fund.


INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Funds and the sub-advisers.

SUB-ADVISERS/PORTFOLIO MANAGERS


The Adviser has retained the following sub-advisers to render advisory services and make daily investment decisions for each Fund. The day-to-day management of each Fund is performed by a portfolio manager employed by each sub-adviser to that Fund. Each sub-adviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for each Fund and its portfolio manager's business experience and educational background follow:

The Northern Trust Company ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of the Government Bond Fund. NTC presently manages approximately $236 billion in assets for endowments and foundations, corporations, public funds and insurance companies. Mr. Monty Memler, CFA, is the Fund's portfolio manager. He is a Vice President and a senior portfolio manager for NTC and has been a member of the NTC fixed income team since 1990. Mr. Memler holds a Masters in Business Administration from the University of Chicago.

Conseco Capital Management, Inc. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of the Corporate Bond Fund. CCM presently manages approximately $35 billion for individuals, corporations, insurance companies, investment companies, pension plans, trusts, estates, as well as charitable organizations including foundations and endowments. Mr. Gregory Hahn, CFA, is the Fund's portfolio manager. He has been a Senior Vice President of CCM since 1989. Mr. Hahn holds a Masters in Business Administration from Indiana University.

Davis Hamilton Jackson & Associates, L.P. ("DHJA"), Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of the Growth Equity Fund. DHJA currently manages approximately $3.5 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. J. Patrick Clegg, CFA, is the Fund's portfolio manager. Prior to joining DHJA as a portfolio manager, he was a Principal and Director of Research at Luther King Capital Management in Fort Worth, Texas from 1991 to 1996. Mr. Clegg holds a Masters in Business Administration from the University of Texas.

Beutel, Goodman Capital Management ("BGCM"), 5847 San Felipe, Suite 4500, Houston, Texas 77057-3011, manages the portfolio of the Value Equity Fund. BGCM currently manages approximately $1.5 billion in assets. Mr. John Philip Ferguson is the Fund's portfolio manager. He has served as Vice President and a member of the Investment Committee of BGCM since 1988. Mr. Ferguson received his Juris Doctor from the University of Texas Law School.


OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provides various services to the Funds. As of March 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $53 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Funds. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Funds' transfer agent.

SHAREHOLDER SERVICES PLAN


The Trust has adopted a shareholder services plan permitting the Trust to compensate financial institutions for acting as shareholder servicing agents for their customers. Under this plan, the Trust has entered into an agreement with Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. performs certain shareholder services not provided by the Funds' transfer agent and is paid fees at an annual rate of 0.15 percent of the average daily net assets of the shares of Growth Equity Fund and Value Equity Fund and
0.17 percent of the average daily net assets of the shares of Government Bond Fund and Corporate Bond Fund owned by investors for which the Memorial Group, Inc. maintains a servicing relationship.


FUND EXPENSES


The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.


YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

Write to us at:
         Memorial Funds
         P.O. Box 446
         Portland, ME  04112

Telephone us Toll-Free at:
         (888) 263-5593

Wire investments (or ACH payments) to us at:
         Bank Boston
         Boston, Massachusetts
         ABA #011000390 For Credit to:
                  Forum Shareholder  Services,  LLC
                  Account # 541-54171
                  Memorial Funds
                 (Your Name)
                 (Your Account  Number)
                 (Your Social Security number or tax identification)

GENERAL INFORMATION


You pay no sales charge to purchase or sell (redeem) shares of the Funds. The Funds purchase and sell shares at the net asset value per share or NAV next calculated after the Transfer Agent receives your purchase request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form prior to 4 p.m., your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4 p.m., your transaction will be priced at the next day's NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.


You will receive annual statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Funds reserve the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the Exchange closes early. The Funds' NAV is determined by taking the market value of all securities owned by the fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Funds value securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Funds value securities at fair value.

TRANSACTIONS THROUGH THIRD PARTIES. If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.


BUYING SHARES

All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


         CHECKS. For individual or UGMA accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).


         ACH PAYMENT. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS. The Funds accept payments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------
           Standard Minimums                      $10,000,000               None
           -------------------------------------- ------------------------- --------------------------


Management of the Funds may choose to waive the investment minimum.

ACCOUNT REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o  Joint  accounts  can  have  two or more  owners
Individual  accounts  are owned by one person,  as are sole     (tenants)
proprietorship accounts.                                     o  Instructions  must  be  signed  by all  persons
                                                                required   to  sign  (you  choose  who  must  sign)
                                                                exactly as each name appears on the account
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o  Depending on state laws,  you can set up a
These  custodial  accounts  provide a way to give money         custodial account under the Uniform Gift to Minors
to a  child and obtain tax benefits.  You can give up to        Act or the Uniform  Transfers  to Minors Act
$10,000  a year per child without paying Federal gift tax.   o  The trustee  must sign  instructions  in a manner
                                                                indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o  For    corporations,    provide   a   corporate
                                                                resolution  signed by an  authorized  person with a
                                                                signature guarantee
                                                             o  For  partnerships,  provide a certification for
                                                                a  partnership  agreement,  or the  pages  from the
                                                                partnership  agreement  that  identify  the general
                                                                partners
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o  The  trust  must  be   established   before  an
                                                                account can be opened
                                                             o  Provide  a  certification  for  trust,  or  the
                                                                pages from the trust  document  that  identify  the
                                                                trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES

------------------------------------------------------------ ---------------------------------------------------------
TO OPEN AN ACCOUNT                                           TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o  Call or write us for an account application               o  Fill out an investment slip from a confirmation statement Or
o  Complete the application                                  o  Write a letter to us
o  Mail us your application and a check                      o  Write your account number on your check.
                                                             o  Mail us the slip (or your letter) and a check
BY WIRE
o  Call or write us for an account application
o  Complete the application                                  BY WIRE
                                                             o  Call to notify us of your incoming wire

o  Call us and you will be assigned an account number        o  Instruct your bank to wire your money to us
o  Mail us your application

o  Instruct your bank to wire your money to us

BY ACH PAYMENT
o  Call or write us for an account application
o  Complete the application

o  Call us and you will be assigned an account number
o  Mail us your application
o  Make an ACH payment

------------------------------------------------------------ ---------------------------------------------------------

LIMITATIONS ON PURCHASES. The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS. The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Funds and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.


SELLING SHARES


The Funds process redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Funds have not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.


--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send your proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o  Wire requests are only available if:
   o  You have elected wire redemption privileges AND
   o  Your request is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone requests are only available if you have elected telephone redemption privileges.
o  Call us with your request
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification
o  Your proceeds will be:
   o  Mailed to you Or
   o  Wired to you (if you have elected wire redemption privileges - See "By
      Wire")

--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES. You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $5,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.


SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:


     o    Redemption of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemption from an account for which the address or account registration has changed within the last 30 days
     o Sending proceeds to any person, address, brokerage firm or bank account not on record
     o Sending proceeds to an account with a different registration (name or ownership) from yours
     o Changes to distribution, telephone requests or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS. If the value of your account falls below $10,000,000, the Funds may ask you to increase your balance. If the account value is still below $10,000,000 after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND. The Funds reserve the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash --if the amount requested is large enough to affect Funds operations (for example, if it represents more than 1 percent of the fund's assets).


LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may sell your Fund shares and buy Institutional Shares of any other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional class shares of Daily Assets Treasury Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges. See "Investment Procedures - Limitations on Purchases."

--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------

BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number

   o  The names of the funds from which you are exchanging into and out of
   o  The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges
o  Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o  Call us with your request
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTIONS


Distributions of net investment income are declared daily and paid monthly by the Bond Funds and are declared and paid quarterly by the Equity Funds. Any net capital gain realized by a Fund will be distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


Each Fund intends to operate in a manner so that it will not be liable for Federal income or excise tax.

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain and the Equity Funds' distribution of net investment income reduce the net asset value of the Funds' shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The  Funds  will  mail   reports   containing   information   about  the  Funds'
distributions during the year to you after December 31 of each year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.


ORGANIZATION


Memorial Funds is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Funds are series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund.) From time to time, large shareholders may control a Fund or Memorial Funds.

CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has an investment objective and investment policies substantially similar to that of the Fund.

YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Funds' adviser and administrator are addressing this matter for their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Funds' Institutional shares financial performance. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG Peat Marwick LLP. The Funds' financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                                    GOVERNMENT      CORPORATE       GROWTH        VALUE
                                                     BOND FUND      BOND FUND    EQUITY FUND   EQUITY FUND
                                                    Year Ended     Year Ended     Year Ended    Year Ended
                                                    12/31/98(1)    12/31/98(1)   12/31/98(1)   12/31/98(1)
                                                   -------------- -------------- ------------- -------------
SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                             $10.00         $10.00         $10.00        $10.00
Income From Investment Operations
     Net investment income                             0.39           0.43           0.01          0.03
     Net gain (loss) on securities  (realized and      0.39           0.30           2.09         (0.81)
     unrealized)
Total From Investment Operations                       0.78           0.73           2.10         (0.78)
Less Distributions
     From net investment income                       (0.39)         (0.43)         (0.01)        (0.03)
     From capital gain                                (0.14)         (0.21)         (0.60)          -
Total Distributions                                   (0.53)         (0.64)         (0.61)        (0.03)
Ending Net Asset Value                                $10.25         $10.09         $11.49        $9.19
OTHER INFORMATION
Ratios to Average Net Assets(2):
     Expenses                                          0.73%          0.63%         1.00%         1.00%
     Expenses (gross) (3)                              0.85%          0.76%         1.19%         1.25%
     Net Investment Income                             5.05%          5.60%         0.16%         0.59%
Total Return                                           7.96%          7.50%         20.97%       (7.76%)
Portfolio Turnover Rate                               113.50%        377.36%       135.38%        36.95%
Net Assets at End of Period (in thousands)            $65,676       $137,338       $26,426       $30,670

(1) Institutional Shares of the Funds commenced operations on the following dates: Government Bond Fund - March 29, 1998; Corporate Bond Fund - March 25, 1998; Growth Equity Fund - March 29, 1998 and Value Equity Fund - March 29, 1998.

(2)  Annualized.

(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.

FOR MORE INFORMATION                                                                       LOGO

The following documents are available free upon request:

                                                                                   GOVERNMENT BOND FUND
                        ANNUAL/SEMI-ANNUAL REPORTS                                  CORPORATE BOND FUND
  Additional information about the Funds' investments is available in the           GROWTH EQUITY FUND
   Funds' annual and semi-annual reports to shareholders. In each Fund's             VALUE EQUITY FUND
  annual  report,  you will  find a  discussion  of the  market  conditions  and investment strategies that significantly affected the Fund's performances during their last fiscal year.

                STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

    You can get free copies of both reports and the SAI, request other information and discuss your questions about the Funds by contacting your broker or the Funds at:

                              Memorial Funds
                            Two Portland Square
                           Portland, Maine 04101
                               888-263-5593


  You can also review the Funds' reports and SAIs at the Public Reference
 Room of the Securities and Exchange Commission. You can get copies, for a fee, by writing to or calling the following:

                           Public Reference Room
                    Securities and Exchange Commission                       Memorial Funds
                        Washington, D.C. 20549-6009                          P.O. Box 446
                          Telephone: 800-SEC-0330                            Portland, ME 04112
                                                                             888-263-5593
            Free copies are available from the Commission's Internet
                         website at http://www.sec.gov.



                    Investment Company Act File No. 811-9034.


         LOGO




                                 MEMORIAL FUNDS


                                   PROSPECTUS


                                   MAY 1, 1999


                              GOVERNMENT BOND FUND
                               CORPORATE BOND FUND
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

                                  TRUST SHARES



                  Shares of the Funds are offered to investors
                           without any sales charge.










             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
             OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER
                  THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS



         RISK/RETURN SUMMARY........................................       XX

         PERFORMANCE................................................       XX

         FEE TABLES.................................................       XX

         INVESTMENT OBJECTIVES, STRATEGIES AND RISKS................       XX

         MANAGEMENT.................................................       XX

         YOUR ACCOUNT...............................................       XX

                  How to Contact the Funds                                 XX
                  General Information                                      XX
                  Buying Shares                                            XX
                  Selling Shares                                           XX
                  Exchange Privileges                                      XX
                  Retirement Accounts                                      XX

         OTHER INFORMATION..........................................       XX

         FINANCIAL HIGHLIGHTS.......................................       XX

25

RISK/RETURN SUMMARY


[Margin callout:  CONCEPTS TO UNDERSTAND
         A DEBT OR FIXED INCOME SECURITY is a security such as a bond or note that obligates the issuer to pay the security owner a specified sum of money at set intervals as well as repay the principal amount of the security at its maturity
         A BOND is a debt security with a long-term maturity, usually 10 years or longer
         MATURITY means the date at which a debt security is due and payable DURATION is a measure of a security's average life that reflects the present value of the security's cash flow. Prices of securities with longer durations will fluctuate more in response to changes in interest rates
         UNITED STATES GOVERNMENT SECURITY is a debt security issued by the United States or any of its agencies or instrumentalities such as the Government National Mortgage Association
         VALUE INVESTING means to invest in stocks whose prices are low relative to stocks of comparable companies
         GROWTH INVESTING means to invest in stocks of companies that have exhibited faster than average earnings over the past few years and are expected to continue to show high levels of profit growth PRICE/EARNINGS RATIO means the ratio of a company's current market capitalization divided by the previous 12 months' earnings per share MARKET CAPITALIZATION of a company means the value of the company's common stock in the stock market
         COMMON STOCK is ownership shares in a corporation that are sold initially by the corporation and then traded by investors]


GOVERNMENT BOND FUND

INVESTMENT GOAL High level of income consistent with maximum credit protection and moderate fluctuation in principal value.


PRINCIPAL INVESTMENT STRATEGY The Fund invests under normal circumstances at least 90 percent of its total assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.


CORPORATE BOND FUND

INVESTMENT   GOAL  High  level  of  current  income   consistent   with  capital
preservation and prudent investment risk.


PRINCIPAL INVESTMENT STRATEGY The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Corporate Bond Index. At least 80 percent of the Fund's total assets will be invested in securities that are rated, at the time of purchase, in one of the three highest rating categories or are unrated and determined by its sub-adviser to be of comparable quality.

GROWTH EQUITY FUND

INVESTMENT GOAL Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY The Fund uses a "growth investing" style by investing under normal circumstances at least 65 percent of its total assets in the securities of domestic companies that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.


VALUE EQUITY FUND

INVESTMENT GOAL Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGY The Fund uses a "value investing" style by investing under normal circumstances at least 65 percent of its total assets in the equity securities of domestic companies that its sub-adviser believes are under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures. The Fund only invests in companies that have a minimum market capitalization of $250 million at the time of purchase and seeks to maintain a minimum average weighted market capitalization of $5 billion.


  PRINCIPAL RISKS OF INVESTING IN THE FUNDS


BOND FUNDS. You could lose money on your investment in Government Bond Fund or Corporate Bond Fund (collectively the "Bond Funds") and either Bond Fund could under-perform other investments. The principal risks of investing in a Bond Fund include:

     o Each Bond Fund's share price, yield and total return could fluctuate in response to bond market movements
     o The value of most bonds could fall when interest rates rise; the longer a bond's maturity and the lower its credit quality, the more its value typically falls
     o The default of an issuer could leave the Bond Fund with unpaid interest or principal. This risk for Corporate Bond Fund is potentially greater as it can invest in bonds with a lower credit rating than Government Bond Fund
     o The Bond Funds may invest in mortgage-backed and similar securities. A decline in interest rates may result in losses in these securities' values and a reduction in their yields as the holders of theassets backing the securities prepay their debts
     o The sub-adviser's judgment as to the value of a bond proves to be wrong

EQUITY FUNDS. You could lose money on your investment in the Growth Equity Fund or Value Equity Fund (collectively the "Equity Funds"), or either Equity Fund could under-perform other investments. The principal risks of investing in an Equity Fund include:


     o    The stock market goes down

     o The stock market continues to undervalue the stocks in an Equity Fund's portfolio
     o The sub-adviser's judgment as to the value of a stock proves to be wrong
     o An Equity Fund's particular investment style falls out of favor with the market

     An  investment  in a Fund is not a deposit of a bank and is not  insured or
guaranteed  by  the  Federal   Deposit   Insurance   Corporation  or  any  other
governmental agency.

WHO MAY WANT TO INVEST IN THE FUNDS


You may want to purchase shares of the Bond Funds if:

     o    You seek income and more price stability than stocks offer
     o    You seek capital preservation
     o    You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk

The Bond Funds may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You are pursuing a short-term goal or investing emergency reserves

You may want to purchase shares of the Equity Funds if :

     o You are willing to tolerate significant changes in the value of their investment
     o    You are pursuing a long-term goal
     o    You are willing to accept higher short-term risk

The Equity Funds may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need regular income or stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves

FEE
TABLES

The following tables describe the fees and expenses that you will pay if you invest in a Fund.


---------- ---------------------------------------------------------------------------- -------------------
           SHAREHOLDER FEES
           (fees paid directly from your investment)

                Maximum Sales Charge (Load) Imposed on Purchases                               None
                Maximum Deferred Sales Charge (Load)                                           None
                Maximum Sales Charge (Load) Imposed on Reinvested Distributions                None
                Redemption Fee                                                                 None
                Exchange Fee                                                                   None

---------- ---------------------------------------------------------------------------- -------------------

           ---------------------------------------------------------------------------- -------------------

           ANNUAL FUND OPERATING EXPENSES(1)
           (expenses that are deducted from Fund assets)
           ---------------------------------------------------------------------------- -------------------
           GOVERNMENT BOND FUND(2)
           ---------------------------------------------------------------------------- -------------------
                Advisory Fees                                                                 0.29%
           ---------------------------------------------------------------------------- -------------------
                Distribution (12b-1) Fees                                                     0.25%
           ---------------------------------------------------------------------------- -------------------
                Other expenses                                                                0.47%
           ---------------------------------------------------------------------------- -------------------
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.01%
           ---------------------------------------------------------------------------- -------------------
           CORPORATE BOND FUND(2)
           ---------------------------------------------------------------------------- -------------------
                Advisory Fees                                                                 0.29%
           ---------------------------------------------------------------------------- -------------------
                Distribution (12b-1) Fees                                                     0.25%
           ---------------------------------------------------------------------------- -------------------
                Other Expenses                                                                0.47%
           ---------------------------------------------------------------------------- -------------------
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          1.01%
           ---------------------------------------------------------------------------- -------------------
           GROWTH EQUITY FUND
           ---------------------------------------------------------------------------- -------------------
                Advisory Fees                                                                 0.41%
           ---------------------------------------------------------------------------- -------------------
                Distribution (12b-1) Fees                                                     0.25%
           ---------------------------------------------------------------------------- -------------------
                Other Expenses                                                                1.62%
           ---------------------------------------------------------------------------- -------------------
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          2.29%
           ---------------------------------------------------------------------------- -------------------
                Fee Waiver and Expense Reimbursement (3)                                      1.04%
           ---------------------------------------------------------------------------- -------------------
                Net Expenses                                                                  1.25%
           ---------------------------------------------------------------------------- -------------------
           ---------------------------------------------------------------------------- -------------------
           VALUE EQUITY FUND
           ---------------------------------------------------------------------------- -------------------
                Advisory Fees                                                                 0.41%
           ---------------------------------------------------------------------------- -------------------
                Distribution (12b-1) Fees                                                     0.25%
           ---------------------------------------------------------------------------- -------------------
                Other Expenses                                                                1.74%
           ---------------------------------------------------------------------------- -------------------
                TOTAL ANNUAL FUND OPERATING EXPENSES                                          2.40%
           ---------------------------------------------------------------------------- -------------------
                Fee Waiver and Expense Reimbursement(3)                                       1.15%
           ---------------------------------------------------------------------------- -------------------
                Net Expenses                                                                  1.25%
           ---------------------------------------------------------------------------- -------------------


     (1) Based on amounts incurred during the Funds' fiscal year as stated as percentage of net assets.

     (2) As of May 1, 1999, Trust Shares of this Fund were not being offered for sale. Operating expenses shown are estimates.

     (3) Based on certain contractual fee waivers and expense reimbursements that may increase after April 30, 2000.

The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in a Fund, a 5 percent annual return, that the Fund's operating expenses remain the same as stated in the table above (before waivers and reimbursements), and reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                               ---------------- ----------------- ---------------- -----------------
                               GOVERNMENT       CORPORATE   BOND  GROWTH   EQUITY  VALUE
                               BOND FUND        FUND              FUND             EQUITY FUND
           ------------------- ---------------- ----------------- ---------------- -----------------

           After 1 year        $103             $103              $233             $243
           ------------------- ---------------- ----------------- ---------------- -----------------
           After 3 years       $322             $322              $717             $748


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal value. There is no assurance that the Fund will achieve this objective.


INVESTMENT STRATEGIES

The Fund invests under normal circumstances at least 90 percent of its total assets in a portfolio of fixed and variable rate U.S. Government Securities, including zero coupon bonds issued or guaranteed by the U.S. Treasury and mortgage-backed securities. The Fund may invest up to 10 percent of its total assets in "investment grade" corporate debt instruments.
 The Fund may not invest more than 25 percent of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10 percent of its total assets in the securities of any other issuer.


The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 30 years. The Fund seeks to moderate fluctuations in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Government Bond Index.

CORPORATE BOND FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide as high a level of current income as is consistent with capital preservation and prudent investment risk. There is no assurance that the Fund will achieve this objective.


INVESTMENT STRATEGIES

The Fund invests under normal circumstances at least 65 percent of its total assets in corporate bonds. The Fund may also invest in U.S. Government securities and mortgage-backed and other similar securities of private issuers. At least 80 percent of the Fund's total assets will be in securities that are rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization such as Standard and Poor's or unrated and determined by its sub-adviser to be of comparable quality. No more than 5 percent of the Fund's total assets will be in securities rated below investment grade. The Fund's portfolio of corporate debt instruments will have a minimum weighted average rating of A.


The Fund invests in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from short-term (including overnight) to 30 years. The Fund seeks to moderate fluctuation in the price of its shares by structuring maturities of its investment portfolio in order to maintain a duration between 75 percent and 125 percent of the duration of the Lehman Brothers Corporate Bond Index.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

         [Margin callout:  CONCEPTS TO UNDERSTAND
         PREFERRED STOCK is stock containing certain rights separate from those conferred by common stock. Preferred shares seldom carry voting rights but pay dividends and have liquidation preference over common shareholders
         CONVERTIBLE SECURITY is a security such as preferred stock or bonds that may be converted into a specified number of shares of common stock]

INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing under normal circumstances at least 65 percent of its total assets in the common stock of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

The Fund invests in the securities of issuers that its sub-adviser believes have superior growth potential and fundamental characteristics that are significantly better than the market average and support internal earnings growth capability. The Fund may invest in the securities of companies whose growth potential is, in the sub-adviser's opinion, generally unrecognized or misperceived by the market. The sub-adviser may also look to changes in a company that involve a sharp increase in earnings, the hiring of new management or measures taken to close the gap between the company's share price and takeover/asset value. The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade securities or, if unrated, are determined by the sub-adviser to be of comparable quality.


VALUE EQUITY FUND

INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve this objective.

INVESTMENT STRATEGIES

The Fund seeks to attain its objective by investing under normal circumstances at least 65 percent of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and are determined by the sub-adviser to be of comparable quality.

INVESTMENT RISKS

GENERALLY
There is no assurance that any Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.


All investments made by the Funds have some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth. Certain investments and investment techniques, however, have additional risks, such as the potential use of leverage by certain Funds through borrowings, securities lending, and other investment techniques.

BOND FUNDS. The value of your investment in a Bond Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the fixed income securities in which these Funds invest. Your investment in Corporate Bond Fund is also subject to the risk that the financial condition of an issuer of a security held by the Fund may cause it to default or become unable to pay interest or principal due on the security. To limit this risk, at least 80 percent of Corporate Bond Fund's investments in corporate debt securities will be in securities rated A or better and the Fund will maintain a minimum average rating of A. An additional risk is that issuers will prepay fixed rate securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates than the prepaid securities. For a Bond Fund investing in mortgage-backed and similar securities, there is also the risk that a decline in interest rates may result in holders of the assets backing the securities to prepay their debts, resulting in potential losses in these securities' values and yield. Alternatively, rising interest rates may reduce the amount of prepayments on the assets backing these securities, causing the Fund's average maturity to rise and increasing the Fund's potential for losses in value.

EQUITY FUNDS. The Equity Funds may be appropriate investments if you are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market, or the entire market. The investment style for either or both Equity Funds could fall out of favor with the market. In other words, if investors lose interest in "growth" stocks, then the net asset value of the Growth Equity Fund could also decrease. Likewise, if "value" stocks decrease in value, there could be a corresponding drop in the net asset value of the Value Equity Fund.

TEMPORARY DEFENSIVE POSITION The Funds may hold cash or cash equivalents such as high quality money market instruments, pending investment and to retain flexibility in meeting redemptions and paying expenses. In addition, in order to respond to adverse market, economic or other conditions, the Funds may assume a temporary defensive position and invest without limit in these instruments. As a result, the Funds may be unable to achieve their investment objectives.


MANAGEMENT

The business of Memorial Funds (the "Trust") and each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices, and discuss other matters affecting the Funds. Additional information regarding the Trustees, as well as executive officers, may be found in the Statement of Additional Information ("SAI").

ADVISER


Forum Investment Advisors, LLC (the "Adviser"), Two Portland Square, Portland, Maine 04101, serves as investment adviser to the Funds. Subject to the general control of the Board, the Adviser is responsible for among other things, developing a continuing investment program for each Fund in accordance with its investment objective, reviewing the investment strategies and policies of each Fund, and advising the Board on the selection of additional sub-advisers. The Adviser has entered into investment sub-advisory agreements with the sub-advisers to exercise investment discretion over the assets (or a portion of assets) of each Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.35 percent of the average daily net assets of the Value Equity Fund and Growth Equity Fund and 0.23 percent of the average daily net assets of the Corporate Bond Fund and Government Bond Fund.


INVESTMENT CONSULTANT

To assist it in carrying out its responsibilities, the Adviser has retained Wellesley Group, Inc., 800 South Street, Waltham, Massachusetts 02154, to provide data with which the Adviser and the Board can monitor and evaluate the performance of the Funds and the sub-advisers.

SUB-ADVISERS/PORTFOLIO MANAGERS


The Adviser has retained the following sub-advisers to render advisory services and make daily investment decisions for each Fund. The day-to-day management of each Fund is performed by a portfolio manager employed by each sub-adviser to that Fund. Each sub-adviser is registered or is exempt from registration as an investment adviser under the Investment Advisers Act of 1940. The sub-adviser for each Fund and its portfolio manager's business experience and educational background follow:

The Northern Trust Company ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of the Government Bond Fund. NTC presently manages approximately $236 billion in assets for endowments and foundations, corporations, public funds and insurance companies. Mr. Monty Memler, CFA, is the Fund's portfolio manager. He is a Vice President and a senior portfolio manager for NTC and has been a member of the NTC fixed income team since 1990. Mr. Memler holds a Masters in Business Administration from the University of Chicago.

Conseco Capital Management, Inc. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of the Corporate Bond Fund. CCM presently manages approximately $35 billion for individuals, corporations, insurance companies, investment companies, pension plans, trusts, estates, as well as charitable organizations including foundations and endowments. Mr. Gregory Hahn, CFA, is the Fund's portfolio manager. He has been a Senior Vice President of CCM since 1989 Mr. Hahn holds a Masters in Business Administration from Indiana University.

Davis Hamilton Jackson & Associates, L.P. ("DHJA"), Two Houston Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of the Growth Equity Fund. DHJA currently manages approximately $3.5 billion for institutions and high net worth individuals and invests primarily in domestic equity securities. Mr. J. Patrick Clegg, CFA, is the Fund's portfolio manager. Prior to joining DHJA as a portfolio manager, he was a Principal and Director of Research at Luther King Capital Management in Fort Worth, Texas from 1991 to 1996. Mr. Clegg holds a Masters in Business Administration from the University of Texas.

Beutel, Goodman Capital Management ("BGCM"), 5847 San Felipe, Suite 4500, Houston, Texas 77057-3011, manages the portfolio of the Value Equity Fund. BGCM currently manages approximately $1.5 billion in assets. Mr. John Philip Ferguson, is the Fund's portfolio manager. He has served as Vice President and a member of the Investment Committee of BGCM since 1988. Mr. Ferguson received his Juris Doctor from the University of Texas Law School.

OTHER SERVICE PROVIDERS


The Forum Financial Group ("Forum") of companies provides various services to the Funds. As of March 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $53 billion.


Forum Fund Services, LLC, ("FFS") a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of Memorial Funds in connection with the offering of shares of the Funds. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Funds' transfer agent.

DISTRIBUTION EXPENSES


Each Fund has a distribution plan adopted under SEC Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. These fees are charged at an annual rate of 0.25 percent of the average daily net assets of each Fund. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. These fees are paid to Memorial Group, Inc., a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. Memorial Group, Inc. shall not be paid its fee to the extent that the Funds' expense ratios exceed the Total Annual Fund Operating Expenses listed in the Fee Tables on page XX.


FUND EXPENSES


The Funds pay for all of their expenses. Each Fund's expenses are comprised of expenses attributable to the particular Fund as well as expenses not attributable to any particular Fund that are allocated among the Funds. The Adviser or other service providers may waive all or any portion of their fees, which are accrued daily and paid monthly. Any waiver would have the effect of increasing a Fund's performance for the period during which the waiver was in effect.

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

Write to us at:
         Memorial Funds
         P.O. Box 446
         Portland, ME  04112

Telephone us Toll-Free at:
         (888) 263-5593

Wire investments (or ACH payments) to us at:
         Bank Boston
         Boston, Massachusetts
         ABA #011000390 For Credit to:
                  Forum Shareholder  Services,  LLC
                  Account # 541-54171
                  Memorial Funds
                 (Your Name)
                 (Your Account  Number)
                 (Your Social Security number or tax identification number)

GENERAL INFORMATION


You pay no sales charge to purchase or sell shares of the Funds. The Funds purchase and sell (or redeem) shares at the net asset value per share or NAV next calculated after the Transfer Agent receives your purchase request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form prior to 4 p.m., your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4 p.m., your transaction will be priced at the next day's NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.


The Funds do not issue share certificates.


You will receive annual statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Funds reserve the right to impose minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED. Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the Exchange closes early. The Funds' NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. The Funds value securities for which market quotations are readily available at current market value. If market quotations are not readily available, the Funds value securities at fair value.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES

All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


         CHECKS. For individual or UGMA accounts, the check must be made payable to "Memorial Funds" or to one or more owners of the account and endorsed to "Memorial Funds." For all other accounts, the check must be made payable on its face to "Memorial Funds." No other method of check payment is acceptable (for instance, you may not pay by travelers check).


         ACH PAYMENT. Instruct your financial institution to make an ACH (automated clearinghouse) payment to us. These payments typically take two days. Your financial institution may charge you a fee for this service.

         WIRES. Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.


MINIMUM INVESTMENTS. The Funds accept payments in the following minimum amounts:

                                                  ------------------------- --------------------------
                                                      MINIMUM INITIAL          MINIMUM ADDITIONAL
                                                         INVESTMENT                INVESTMENT
           -------------------------------------- ------------------------- --------------------------
           Standard Minimums                               $5,000                     $100
           -------------------------------------- ------------------------- --------------------------
           Traditional and Roth IRA Accounts               $2,000                     $100
           -------------------------------------- ------------------------- --------------------------

           Electronic Fund Transfers                       $2,000                     $100
           Automatic Investment Plans                      $2,000                     $100

           -------------------------------------- ------------------------- --------------------------


Management of the Funds may choose to waive the investment minimums.

ACCOUNT REQUIREMENTS
------------------------------------------------------------ ---------------------------------------------------------
                      TYPE OF ACCOUNT                                              REQUIREMENT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS           o  Joint  accounts  can  have  two or more  owners
Individual  accounts  are owned by one person,  as are sole     (tenants)
proprietorship accounts.                                     o  Instructions  must  be  signed  by all  persons
                                                                required   to  sign  (you  choose  who  must  sign)
                                                                exactly as each name appears on the account
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR  (UGMA,  UTMA)                 o  Depending on state laws,  you can set up a custodial
These  custodial  accounts  provide a way to give money         account under the Uniform Gift to Minors
to a child and obtain tax benefits.  You can give up to         Act or the Uniform  Transfers  to Minors Act
$10,000  a year per child without paying Federal gift tax.   o  The trustee  must sign  instructions  in a manner
                                                                indicating trustee capacity
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
CORPORATIONS AND PARTNERSHIPS                                o  For    corporations,    provide   a   corporate
                                                                resolution  signed by an  authorized  person with a
                                                                signature guarantee
                                                             o  For  partnerships,  provide a certification for
                                                                a  partnership  agreement,  or the  pages  from the
                                                                partnership  agreement  that  identify  the general
                                                                partners
------------------------------------------------------------ ---------------------------------------------------------

                                       12

------------------------------------------------------------ ---------------------------------------------------------
TRUSTS                                                       o  The  trust  must  be   established   before  an
                                                                account can be opened
                                                             o  Provide  a  certification  for  trust,  or  the
                                                                pages from the trust  document  that  identify  the
                                                                trustees
------------------------------------------------------------ ---------------------------------------------------------

INVESTMENT PROCEDURES

------------------------------------------------------------ ---------------------------------------------------------
                    TO OPEN AN ACCOUNT                                        TO ADD TO YOUR ACCOUNT
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
BY CHECK                                                     BY CHECK
o   Call or write us for an account application              o   Fill   out   an   investment    slip   from   a
o   Complete the application                                     confirmation statement Or
o   Mail us your application and a check                     o   Write a letter to us
                                                             o   Write your account number on your check.
BY WIRE                                                      o   Mail us the slip (or your letter) and a check
o   Call or write us for an account application
o   Complete the application                                 BY WIRE
                                                             o   Call to notify us of your incoming wire

o   Call us and you will be assigned an account number       o   Instruct your bank to wire your money to us
o   Mail us your application

o   Instruct your bank to wire your money to us

BY ACH PAYMENT                                               BY AUTOMATIC INVESTMENT

o   Call or write us for an account application              o   Call or write us for an "Automatic  Investment"
o   Complete the application                                     form
o   Call us and you will be assigned an account number       o   Complete the form
o   Mail us your application                                 o   Attach a voided check to your form
o   Make an ACH payment                                      o   Mail us the form and the voided check

------------------------------------------------------------ ---------------------------------------------------------

AUTOMATIC INVESTMENTS. You may invest a specified amount of money in the Funds once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $100.


LIMITATIONS ON PURCHASES. The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four exchanges out of a Fund within a calendar year).

CANCELED OR FAILED PAYMENTS. The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account (or another identically registered account in any Fund) as reimbursement. The Funds and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.


SELLING SHARES


The Funds process redemption orders promptly and you will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If the Funds have not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

--------------------------------------------------------------------------------
TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send your proceeds
o  Obtain a signature guarantee (if required)
o  Obtain other documentation (if required)
o  Mail us your request and documentation
BY WIRE
o  Wire requests are only available if:
   o  You have elected wire redemption privileges AND
   o  Your request is for $5,000 or more
o Call us with your request (if you have elected telephone redemption privileges - See "By Telephone") Or
o  Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone requests are only available if you have elected telephone redemption privileges.
o  Call us with your request
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification
o  Your proceeds will be:
   o  Mailed to you Or
   o  Wired to you (if you have elected wire redemption privileges - See "By
      Wire")
AUTOMATICALLY

o  Call or write us for an "Automatic Redemption" form
o  Attach a voided check to your form
o  Mail us your form with the voided check

--------------------------------------------------------------------------------

TELEPHONE REDEMPTION PRIVILEGES. You may only request your shares by telephone if you elect telephone redemption privileges on your account application or a separate form. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES. You may only request your shares by wire if you elect wire redemption privileges on your account application or a separate form. The minimum amount you may request by wire is $5,000. If you wish to make your wire request by telephone, you must also elect telephone redemption privileges.

AUTOMATIC REDEMPTION. You may request a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Automatic requests must be for at least $100.


SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." For requests made in writing, a signature guarantee is required for any of the following:

     o    Redemption of over $50,000 worth of shares
     o    Changes to a shareholder's record name or address
     o Redemption from an account for which the address or account registration has changed within the last 30 days
     o Sending proceeds to any person, address, brokerage firm or bank account not on record
     o Sending proceeds to an account with a different registration (name or ownership) from yours
     o Changes to automatic investment or redemption, distribution, telephone requests or exchange option or any other election in connection with your account

A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public.


SMALL ACCOUNTS. If the value of your account falls below $2,000, the Funds may ask you to increase your balance. If the account value is still below $2,000 after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND. The Funds reserve the right to make redemptions "in kind" -- payment of redemption proceeds in portfolio securities rather than cash --if the amount requested is large enough to affect Funds operations (for example, if it represents more than 1 percent of the fund's assets).


LOST ACCOUNTS. The Transfer Agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may sell your Fund shares and buy Trust Shares of any other Fund, also known as an exchange, by telephone or in writing. You may also exchange Fund shares for Institutional Service class shares of Daily Assets Government Fund (a series of the Forum Funds). Because exchanges are treated as a sale and purchase, they may have tax consequences.

REQUIREMENTS. Exchanges may be made only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges. See "Investment Procedures - Limitations on Purchases."


--------------------------------------------------------------------------------
HOW TO EXCHANGE
--------------------------------------------------------------------------------

BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number

    o   The names of the funds from which you are exchanging into and out of
    o   The dollar amount or number of shares you want to sell (and exchange)

o If opening a new account, complete an account application if you are requesting different shareholder privileges
o   Mail us your request and documentation
BY TELEPHONE
o Telephone exchanges are only available if you have elected telephone redemption privileges
o   Call us with your request
o   Provide the following information:
    o   Your account number
    o   Exact name(s) in which account is registered
    o   Additional form of identification
--------------------------------------------------------------------------------

RETIREMENT ACCOUNTS

The Funds offer IRA accounts, including traditional and Roth IRAs. Before investing in any IRA or other retirement plan, you should consult your tax advisors. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS


Distributions of net investment income are declared daily and paid monthly by the Bond Funds and are declared and paid quarterly by the Equity Funds. Any net capital gain realized by a Fund will be distributed at least annually.


All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES


Each Fund intends to operate in a manner so that it will not be liable for Federal income or excise tax.

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. Distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

Distributions of capital gain and the Equity Funds' distribution of net investment income reduce the net asset value of the Funds' shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The  Funds  will  mail   reports   containing   information   about  the  Funds'
distributions during the year to you after December 31 of each year.

Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.


ORGANIZATION


Memorial Funds is a Delaware business trust that is registered with the SEC as an open-end, management investment company (a "mutual fund"). The Funds are series of Memorial Funds. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law. All shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund.) From time to time, large shareholders may control a Fund or Memorial Funds.

CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that has an investment objective and investment policies substantially similar to that of the Fund.

YEAR 2000

Certain computer systems may not process date-related information properly on and after January 1, 2000. The Funds' adviser and administrator are addressing this matter for their systems. The Funds' other service providers have informed the Funds that they are taking similar measures. This matter, if not corrected, could adversely affect the services provided to the Funds or the companies in which the Funds invest and, therefore, could lower the value of your shares.

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the Funds' Trust shares financial performance. This table includes information for Institutional shares of Corporate Bond Fund and Government Bond Fund because as of December 31, 1998, Trust shares of the Bond Funds were not offered for sale. Total return in the table represents the rate an investor would have earned (or lost) on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG Peat Marwick LLP. The Funds' financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                                     GROWTH      VALUE EQUITY    GOVERNMENT      CORPORATE
                                                  EQUITY FUND        FUND         BOND FUND      BOND FUND
                                                   Year Ended     Year Ended     Year Ended     Year Ended
                                                  12/31/98(1)    12/31/98(1)     12/31/98(1)    12/31/98(1)

                                                  ------------- --------------- -------------- --------------

                                                  Trust Shares   Trust Shares   Institutional  Institutional
                                                                                   Shares         Shares

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value                            $10.00         $10.00         $10.00         $10.00
Income From Investment Operations
     Net investment income                            0.01           0.02           0.39           0.43
     Net gain  (loss)  on  securities  (realized      2.05          (0.83)          0.39           0.30

and unrealized)
                                                  ------------- --------------- -------------- --------------

Total From Investment Operations                      2.06          (0.81)          0.78           0.73
Less Distributions
     From net investment income                      (0.01)         (0.03)         (0.39)         (0.43)
     From capital gain                               (0.60)           -            (0.14)         (0.21)

                                                  ------------- --------------- -------------- --------------

Total Distributions                                  (0.61)         (0.03)         (0.53)         (0.64)
Ending Net Asset Value                               $11.45         $9.16          $10.25         $10.09
OTHER INFORMATION
Ratios to Average Net Assets(2):
     Expenses                                        1.25%          1.25%           0.73%          0.63%
     Expenses (gross) (3)                            2.29%          2.40%           0.85%          0.76%
     Net Investment Income                           0.14%          0.34%           5.05%          5.60%
Total Return                                         20.57%        (8.06%)          7.96%          7.50%
Portfolio Turnover Rate                             135.38%         36.95%         113.50%        377.36%
Net Assets at End of Period (in thousands)            $373           $304          $65,676       $137,338

(1) Trust Shares of the Equity Funds commenced operations on the following dates: Growth Equity Fund - March 29, 1998 and Value Equity Fund - March 29, 1998; Institutional Shares of the Bond Funds commenced operations on the following dates: Government Bond Fund - March 29, 1998; Corporate Bond Fund March 25, 1998.

(2)  Annualized.

(3) Reflects expense ratio in absence of expense reimbursements and fee waivers.




FOR MORE INFORMATION                                                                       LOGO

The following documents are available free upon request:

                                                                                   GOVERNMENT BOND FUND
                        ANNUAL/SEMI-ANNUAL REPORTS                                  CORPORATE BOND FUND
  Additional information about the Funds' investments is available in the           GROWTH EQUITY FUND
   Funds' annual and semi-annual reports to shareholders. In each Fund's             VALUE EQUITY FUND
  annual  report,  you will  find a  discussion  of the  market  conditions  and investment strategies that significantly affected the Fund's performances during their last fiscal year.

                STATEMENT OF ADDITIONAL INFORMATION ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

    You can get free copies of both reports and the SAI, request other information and discuss your questions about the Funds by contacting your broker or the Funds at:

                              Memorial Funds
                            Two Portland Square
                           Portland, Maine 04101
                               888-263-5593


  You can also review the Funds' reports and SAIs at the Public Reference
  Room of the Securities and Exchange Commission. You can get copies, for a fee, by writing to or calling the following:

                           Public Reference Room
                    Securities and Exchange Commission                       Memorial Funds
                        Washington, D.C. 20549-6009                          P.O. Box 446
                          Telephone: 800-SEC-0330                            Portland, ME 04112
                                                                             888-263-5593
            Free copies are available from the Commission's Internet
                         website at http://www.sec.gov.



                 Investment Company Act File No. 811-9034.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1999




                                 MEMORIAL FUNDS

                              GOVERNMENT BOND FUND
                               CORPORATE BOND FUND
                               GROWTH EQUITY FUND
                                VALUE EQUITY FUND

FUND INFORMATION:

         Memorial Funds
         Two Portland Square
         Portland, Maine 04101
         (888) 263-5593

INVESTMENT ADVISER:

         Forum Investment Advisors, LLC
         Two Portland Square
         Portland, Maine 04101

ACCOUNT INFORMATION AND SHAREHOLDER SERVICES:

         Forum Shareholder Services, LLC
         P.O. Box 446
         Portland, Maine 04112
         (888) 263-5593


         This Statement of Additional Information or SAI supplements the Prospectuses dated May 1, 1999, as may be amended from time to time, offering Trust Shares and Institutional Shares of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund (the "Funds"). This SAI is not a prospectus and should only be read in conjunction with a prospectus. The Prospectuses may be obtained, without charge, by contacting shareholder services at the address or telephone number listed above.

         Financial Statements for the Funds for the year ended December 31, 1998, included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS

         Glossary ...........................................      XX
1.       Investment Policies and Risks.......................      XX
2.       Investment Limitations..............................      XX
3.       Performance Data and Advertising....................      XX
4.       Management..........................................      XX
5.       Portfolio Transactions..............................      XX
6.       Additional Purchase and Redemption Information......      XX
7.       Taxation ...........................................      XX
8.       Other Matters.......................................      XX
Appendix A - Description of Securities Ratings...............      A-1
Appendix B - Miscellaneous Tables............................      B-1
Appendix C - Performance Data................................      C-1

GLOSSARY

         "Adviser" means Forum Investment Advisors, LLC

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Futures Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means the custodian of each Fund's assets.

         "FAdS" means Forum Administrative Services, LLC, administrator of each Fund.

         "FAcS" means Forum Accounting Services, LLC, the fund accountant of each Fund.

         "FFS" means Forum Fund Services, LLC, distributor of each Fund's shares.

         "Fitch" means Fitch IBCA, Inc.

         "Fund" means each of the separate series of the Trust to which this SAI relates as identified on the cover page.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's.

         "Stock Index Futures" means futures contracts that relate to broadly based stock indices.

         "Subadviser" means The Northern Trust Company, Conseco Capital Management, Inc., Davis Hamilton Jackson & Associates, L.P. or Beutel, Goodman Capital Management, as appropriate.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of each Fund.

         "Trust" means Memorial Funds

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES AND RISKS


         The following discussion supplements the disclosure in the prospectuses about each Fund's investment techniques, strategies and risks.

A.       SECURITY RATINGS INFORMATION


The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that Funds hold. To limit credit risk, each Fund generally may only invest its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Subadviser to be of comparable quality. Corporate Bond Fund may invest up to 5% of its assets in securities rated below investment grade. Non-investment grade securities (commonly known as "junk bonds") have significant speculative characteristics and generally involve greater volatility of price than investment grade securities.


The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Subadviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Subadviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Subadviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Subadviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       TEMPORARY DEFENSIVE POSITION


A Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Subadviser to be of comparable quality. Certain additional Funds may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include U.S. Government Securities, commercial paper, time deposits, bankers acceptances and certificates of deposit of banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, corporate notes and short-term bonds and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which a Fund may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.


Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time.
Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

C.       HEDGING AND OPTION INCOME STRATEGIES


A Fund may seek to hedge against a decline in the value of securities it owns or an increase in the price of securities that it plans to purchase. A Fund accomplishes a hedge by purchasing options or writing (selling) covered options on securities in which it has invested or on any securities index based in whole or in part on securities in which the Fund may invest. Options may trade on an exchange or the over-the-counter market.


A Fund may invest in certain financial futures contracts and options contracts in accordance with the policies described in this SAI. A Fund will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section 4.5 of the rules of the CFTC. Under that section, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margins and premiums required to establish such positions would exceed 5% of a Fund's net assets.


The Funds have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Growth Equity Fund and Value Equity Fund (the "Equity Funds") may buy or sell stock index futures contracts, such as contracts on the S&P 500 stock index. The Bond Funds may buy and sell bond index futures contracts. In addition, all of the Funds may buy or sell futures contracts on Treasury bills, Treasury bonds and other financial instruments. The Funds may write covered options and buy options on the futures contracts in which they may invest.

No Fund may purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. No Fund may sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, no Fund may sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value of all open futures positions held by a Fund may not exceed 50% of its total assets.


These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


The Funds may write any covered options. An option is covered if, as long as a Fund is obligated under the option, it owns an offsetting position in the underlying security or maintains cash, U.S. Government Securities or other liquid, high-grade debt securities with a value at all times sufficient to cover the Fund's obligation under the option.


No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

1.       IN GENERAL

A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security (or a cash amount equal to the value of the index) against payment of the exercise price during the option period.

A put option gives its purchaser, in return for a premium, the right to sell the underlying security (or index) at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation to buy the underlying security (or receive a cash amount equal to the value of the index), upon exercise at the exercise price during the option period.

The amount of premium received or paid for an option is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period and interest rates.

There are a limited number of options contracts on securities indices and option contracts may not be available on all securities that a Fund may own or seek to own.

Bond and stock index futures contracts are bilateral agreements in which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract.

Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

COVERED CALLS AND HEDGING. Each Fund may purchase or sell (write) put and call options on securities to seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. Hedging or option income strategies include the writing and purchase of exchange-traded and over-the-counter options on individual securities or financial indices and the purchase and sale of financial futures contracts and related options. Whether or not used for hedging purposes, these investment techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Fund. Principal among such risks are: (1) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (2) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (3) possible losses resulting from the inability of the Subadviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Fund invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

Except as otherwise noted in this SAI, the Funds will not use leverage in their options and hedging strategies. In the case of transactions entered into as a hedge, a Fund will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Fund will not enter into a hedging strategy that exposes it to an obligation to another party unless at least one of the following conditions is met. A Fund owns either an offsetting ("covered") position; or it owns cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Funds will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES. A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Fund may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Subadviser believes that a liquid secondary market for the option exists. When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option. Upon purchasing an option the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on debt securities that the Fund's Subadviser intends to include in the Fund's portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.


A Subadviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.


The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash.

2.       RISKS

The Fund's use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:

o Dependence on the Subadviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets.
o Imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective.
o The fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest.
o Lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund's ability to limit exposures by closing its positions.
o The possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

D.       CONVERTIBLE SECURITIES

The Funds may only invest in convertible securities that are investment grade.

1.       IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.       RISKS


Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities also are subject to the risks of debt securities: that changes in interest rates could adversely affect a convertible security's value and that an issuer may default on payments of interest or principal.


3.       VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

E.       ILLIQUID AND RESTRICTED SECURITIES

No Fund may acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

1.       IN GENERAL

The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal within seven days, purchased over-the-counter options, securities which are not readily marketable and restricted securities. Restricted securities, except as otherwise determined by the Subadviser, are securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act.

2.       RISKS

Certain risks are associated with holding illiquid and restricted securities. For instance, limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Subadviser to be liquid, can become illiquid.

3.       DETERMINING LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Subadviser, pursuant to guidelines approved by the Board. The Subadviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Subadviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Subadviser may determine that the securities are not illiquid.


F.       WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Government Bond Fund and Corporate Bond Fund may purchase securities offered on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.


1.       RISKS


The use of when-issued transactions and forward commitments enables Corporate Bond Fund and Government Bond Fund to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities that it owned on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Fund's Subadviser forecasts incorrectly the direction of interest rate movements, the Fund might be required to complete such when-issued or forward commitment transactions at prices lower than the current market values.

The Funds enter into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the securities, as the case may be. If a Fund subsequently chooses to dispose of its right to acquire a when-issued security or its right to deliver or receive against a forward commitment before the settlement date, it can incur a gain or loss. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.


Each Fund will establish and maintain a separate account with cash, U.S. Government Securities and other liquid securities in an amount at least equal to its commitments to purchase securities on a when-issued or delayed delivery basis.


G.       MISCELLANEOUS FIXED INCOME SECURITIES

1.       U.S. GOVERNMENT SECURITIES

         Corporate Bond Fund and Government Bond Fund (the "Bond Funds") may invest in U.S. Government Securities including U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association ("Ginnie Mae").

         The Corporate Bond Fund also may invest in securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") and the Tennessee Valley Authority. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

2.       VARIABLE AND FLOATING RATE SECURITIES

         The Bond Funds may invest in securities that pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Fund to reduce fluctuations in its net asset value. Variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness.

         There may not be an active secondary market for certain floating or variable rate instruments which could make it difficult for a Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. A Fund could, for this or other reasons, suffer a loss with respect to an instrument. A Fund's Subadviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

3.       DEMAND NOTES

         The Bond Funds may purchase variable and floating rate demand notes of corporations, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuers of these obligations often have the right, after a given period, to prepay their outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security. Although a Fund would generally not be able to resell a master demand note to a third party, the Fund is entitled to demand payment from the issuer at any time. The Subadvisers continuously monitor the financial condition of the issuer to determine the issuer's likely ability to make payment on demand.

4.       GUARANTEED INVESTMENT CONTRACTS

         The Corporate Bond Fund may invest in guaranteed investment contracts ("GICs"). A GIC is an arrangement with an insurance company under which the Fund contributes cash to the insurance company's general account and the insurance company credits the contribution with interest on a monthly basis. The interest rate is tied to a specified market index and is guaranteed by the insurance company not to be less than a certain minimum rate. The Fund will purchase a GIC only when the Subadviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to other instruments that the Fund may purchase.

5.       ZERO-COUPON SECURITIES

         The Bond Funds may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES").

         The Corporate Bond Fund may also invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury Securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on
Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

         Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but the Fund must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Fund may invest. The Fund distributes all of its net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Sub-adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

6.       MORTGAGE-BACKED SECURITIES

         The  Bond  Funds  may  invest up  to 25%  of  their  total   assets  in
mortgage-backed securities. The Government Bond Fund may only invest in mortgage-backed securities issued by the government or government-related issuers described below. The Corporate Bond Fund may also invest in mortgage-backed securities of private issuers.

         Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

         Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

         A. GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is Ginnie Mae, a wholly-owned United States Government corporation within the Department of Housing and Urban Development. Mortgage-backed securities are also issued by Fannie Mae, a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development, and Freddie Mac, a corporate instrumentality of the United States Government. While Fannie Mae and Freddie Mac each guarantee the payment of principal and interest on the securities they issue, unlike Ginnie Mae securities, their securities are not backed by the full faith and credit of the United States Government.

         B. PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. These include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds (which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans); and
collateralized mortgage obligations ("CMOs"), which are described below. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on these securities. Timely payment of interest and principal also may be supported by various forms of insurance, including individual loan, title, pool and hazard policies.

         C. UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Funds may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

         D. LIQUIDITY AND MARKETABILITY. Generally, government and government-related pass-through pools are highly liquid. While private conventional pools of mortgages (pooled by non-government-related entities) have also achieved broad market acceptance and an active secondary market has emerged, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

         E. AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Fund and may even result in losses to the Fund if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. The assumed average life of pools of mortgages having terms of 30 years or less is typically between 5 and 12 years.

         F. YIELD CALCULATIONS. Yields on pass-through securities are typically quoted based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund.

         G. ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities. ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they also may have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Fund will decrease as the coupon rate resets along with the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying the Fund's ARMs may lag behind changes in market interest rates. This may result in a lower value until the interest rate resets to market rates.

         H. COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). CMOs are debt obligations collateralized by mortgages or mortgage pass-through securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold
Mortgage Assets and that have multiple classes similar to those of CMOs. Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-related securities.

7.       ASSET-BACKED SECURITIES
        These securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-related assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. The Fund may not invest more than 15% of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks.

         Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-related securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-related securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.


2.  INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of a Fund without shareholder approval.

A.  FUNDAMENTAL LIMITATIONS


Each Fund's investment objective is fundamental. Each Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

1.       ISSUANCE OF SENIOR SECURITIES

No Fund may issue senior securities except pursuant to Section 18 of the 1940 Act and except that a Fund may borrow money subject to its investment limitation on borrowing.

2.       UNDERWRITING ACTIVITIES

No Fund may act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purpose of the 1933 Act.

3.       CONCENTRATION

No Fund may  purchase  the  securities  of issuers  (other than U.S.  Government
Securities) conducting their business activity in the same industry if, immediately after such purchase, the value of a Fund's investments in such industry would comprise 25% or more of the value of its total assets.

4.       PURCHASES AND SALES OF REAL ESTATE

No Fund may purchase or sell real estate or any interest therein, except that a Fund may invest in securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein.

5.       PURCHASES AND SALES OF COMMODITIES

No Fund may purchase or sell physical commodities or contracts, options or options on contracts to purchase or sell physical commodities; provided that currency and currency-related contracts and contracts on indices will not be deemed to be physical commodities.

6.       MAKING LOANS

No Fund may make loans to other persons except for the purchase of debt securities that are otherwise permitted investments or loans of portfolio securities through the use of repurchase agreements.

7.       DIVERSIFICATION

Each Fund is "diversified" as that term is defined in the 1940 Act. Accordingly, no Fund may purchase a security if, as a result; (1) more than 5% of a Fund's total assets would be invested in the securities of a single issuer; or (2) a Fund would own more than 10% of the outstanding voting securities of a single issuer. This limitation applies only to 75% of a Fund's total assets and does not apply to U.S. Government Securities.

B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

1.       BORROWING

No Fund's borrowings for other than temporary or emergency purposes or meeting redemption requests may exceed an amount equal to 5% of the value of the Fund's net assets.

2.       ILLIQUID SECURITIES

No Fund may acquire securities or invest in repurchase agreements with respect to any securities if, as result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities

3.       SHORT SALES

No Fund may make short sales of securities (except short sales against the box).

4.       PURCHASES ON MARGIN

No Fund may purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but a Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

5.       UNSEASONED ISSUERS

No Fund may  invest  more than 5% of the  value of the  Fund's  total  assets in
securities  (other  than  fully   collateralized  debt  obligations)  issued  by
companies that have conducted continuous operations for less than three years.

6.       PLEDGING

No Fund may pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

7.       TRUSTEES' AND OFFICERS' HOLDINGS

No Fund may invest in or hold securities of any issuer if officers and Trustees of the Trust or the Adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

8.       OIL, GAS OR MINERAL

No Fund may invest in interests in oil or gas or interests in other mineral exploration or development programs.

3.  PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

A Fund may quote performance in various ways. All performance information supplied in advertising, sales literature, shareholder reports or other materials is historical and is not intended to indicate future returns. Performance information is reported on a class basis.

A Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., IBC/Donoghue, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of a Fund but rather are standards by which the Fund's Subadviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

A Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

A Fund's performance will fluctuate in response to market conditions and other factors.


A Fund's performance may be quoted in terms of yield or total return. A Fund's yield is a way of showing the rate of income the Fund earns on its investments as a percentage of the Fund's share price. To calculate standardized yield for all Funds, each Fund takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period


A listing of certain performance data as of December 31, 1998 is contained in Appendix C -- Performance Data.

B.       PERFORMANCE CALCULATIONS

1.       SEC YIELD

Standardized SEC yields for a Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.


Although published yield information is useful to you in reviewing a Fund's performance, you should be aware that a Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in a Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of a Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives that are insured or guaranteed.


Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                 a   =   dividends and interest earned during the period
                 b   =   expenses accrued for the period (net of reimbursements)
                 c   =   the average daily number of shares outstanding during
                         the period that were entitled to receive dividends
                 d   =   the maximum offering price per share on the last day of
                         the period


2.       TOTAL RETURN CALCULATIONS


A Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in a Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.


Average annual total return is calculated according to the following formula:

         P (1+T) n = ERV

         Where:
                  P     =    a hypothetical initial payment of $1,000
                  T     =    average annual total return
                  N     =    number of years
                  ERV   =    ending redeemable value:

                  ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         A Fund may quote unaveraged or cumulative total returns, which reflect a Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return

         The other definitions are the same as in average annual total return above

C.       MULTICLASS PERFORMANCE

When a Fund has more than one class of shares, performance calculations for the classes of shares that are created after the initial class may be stated so as to include the performance of the initial class or classes of the Fund. Generally, performance of the initial class is not restated to reflect the expenses or expense ratio of the subsequent class.


Currently, the Funds use the actual date a class of shares commenced operations as the beginning of that class' performance.

D.       OTHER MATTERS

A Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's Subadviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Subadviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.


As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of a Fund's performance.

A Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       SYSTEMATIC                    SHARE                    SHARES
               PERIOD                  INVESTMENT                    PRICE                   PURCHASED
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.00
                  2                       $100                        $12                      8.33
                  3                       $100                        $15                      6.67
                  4                       $100                        $20                      5.00
                  5                       $100                        $18                      5.56
                  6                       $100                        $16                      6.25
                                          ----                        ---                      ----
                                 TOTAL                        AVERAGE                  TOTAL
                                 INVESTED $600                  PRICE $15.17           SHARES 41.81


In connection with its advertisements, a Fund may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from the Fund's Subadviser that it has for more than twenty-five years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Subadviser believes that it has been successful as a portfolio manager.

From time to time marketing materials may include a description of the Trust's "manager of managers" structure which include the selection of an investment consultant and sub-advisers and the criteria for their selection in terms of asset size, investment expertise, reputation and staffing. Marketing materials may include references to FAdS, a leading third party administrator, including its expertise, staffing and assets under administration and distribution. Marketing materials may explain that the Trust may be used as an investment vehicle in many circumstances, including a cemetery merchandise trust, funeral industry pre-need trusts, corporate retirement plans, IRAs, and other association-related trusts.

4.  MANAGEMENT


The business of the Trust is conducted under the direction of the Board. The officers and Trustees of the Trust may be directors, officers or employees of (and persons providing services to the Trust may include) FFS, its affiliates or affiliates of the Trust.


A.       TRUSTEES AND OFFICERS


TRUSTEES AND OFFICERS OF THE TRUST. The business and affairs of the Fund are managed under the direction of the Board in compliance with the laws of the state of Delaware. The names of the Trustees and officers of the Trust, their position with the Trust, address, date of birth and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

NAME, ADDRESS AND AGE                     POSITION(S) WITH FUND               PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS

Christopher W. Hamm*,                     Chairman of the Board of            President, Memorial Group, Inc. since 1998
         5847 San Felipe, Suite 4545      Trustees,                           Executive Director, CIBC Oppenheimer 1996-98
         Houston, Texas 77002             President                           Vice President, Paine Webber 1993-96
         Born:  March 1967                Valuation Committee, Member(1)


John Y. Keffer*                           Trustee                             President and Director, Forum Financial
         Two Portland Square              Valuation Committee, Member(1)      Services, Inc. for more than five years
         Portland, Maine 04101                                                Director and sole shareholder (directly and
         Born:  July 1942                                                     indirectly) Forum Financial Group LLC, which
                                                                              owns (directly or indirectly) Forum
                                                                              Administrative Services, LLC. Forum Shareholder
                                                                              Services, LLC and Forum Investment Advisers, LLC
                                                                              Officer, Director or Trustee, various funds
                                                                              managed and distributed by FAdS or FFS


Jay Brammer                               Trustee                             Executive Vice President, Gibralter Properties,
         9000 Keystone Crossing, Suite    Audit Committee, Member(2)          Inc., a real estate holding company, since 1995
         1000                                                                 Executive Vice President, Gibraltar Mausoleum
         Indianapolis, Indiana 46240                                          Corp., 1980-95
         Born:  August 1957


J.B. Goodwin                              Trustee                             President, JBGoodwin Company, a comprehensive
         3933 Steck Avenue, B-101         Audit Committee, Member(2)          real estate and holding company, for more than
         Austin, Texas 78759                                                  five years
         Born:  December 1949


Robert Stillwell                          Trustee                             Attorney, Baker & Botts, a law firm, for more
         3000 One Shell Plaza             Audit Committee, Chairman(2)        than five years
         Houston, Texas 77002
         Born:  January 1937


                                       19

Sara M. Morris                            Treasurer                           Managing Director, Forum Fund Services, LLC
         Two Portland Square                                                  Treasurer and CFO, Forum Financial Group LLC
         Portland, Maine 04101                                                since 1994
         Born:  September 1963                                                Officer, various funds managed and distributed
                                                                              by   FAdS or FFS

Thomas G. Sheehan                         Vice President                      Managing Director and Counsel, Forum Financial
         Two Portland Square                                                  Group, LLC since 1993
         Portland, Maine 04101                                                Special Counsel, Division of Investment
         Born:  November 1968                                                 Management SEC
                                                                              Officer, various funds managed and distributed
                                                                              by   FAdS or FFS

D. Blaine Riggle                          Secretary                           Assistant Counsel, Forum Financial Group, LLC,
         Two Portland Square                                                  since 1998
         Portland, Maine 04101                                                Associate Counsel, Wright Express Corporation
         Born:  November 1966                                                 (a Fleet credit card company), 3/97 - 1/98
                                                                              Associate at the law firm of Friedman, Babcock
                                                                              & Gaythwaite, 1994 - 3/97
                                                                              Officer, various funds managed and distributed
                                                                              by   FAdS or FFS

Stephen J. Barrett                        Assistant Secretary                 Manager of Client Services, Forum Financial
         Two Portland Square                                                  Group, LLC since 1996
         Portland, Maine 04101                                                Senior Product Manager, Fidelity Investments,
         Born:  November 1968                                                 1994 - 1996
                                                                              Officer, various funds managed and distributed
                                                                              by   FAdS or FFS


Marcella A. Cote                          Assistant Secretary                 Fund Administrator, Forum Financial Group, LLC,
         Two Portland Square                                                  since 1998
         Portland, Maine 04101                                                Budget Analyst, State of Maine Department of
         Born:  January 1947                                                  Human Services, 2/97 - 5/98
                                                                              Project Assistant, Muskie School of Public
                                                                              Service, 1994 - 2/97
                                                                              Officer, various funds managed and distributed
                                                                              by   FAdS or FFS

Dawn L. Taylor                            Assistant Treasurer                 Tax Manager, Forum Financial Group, LLC, since
         Two Portland Square                                                  1997
         Portland, Maine 04101                                                Senior Tax Accountant, Purdy, Bingham &
         Born:  May, 1964                                                     Burrell, LLC, 1/97 - 10/97
                                                                              Senior Fund Accountant, Forum Financial Group,
                                                                              LLC, 9/94 - 1/97
                                                                              Tax Consultant, New England Financial Services,
                                                                              6/86 - 9/94
                                                                              Officer, various funds managed and
                                                                              distributed by FAdS or FFS

(1) The Valuation Committee is responsible for determining and monitoring the value of the Funds' assets.
(2) The Audit Committee is responsible for meeting with the Trust's independent certified public accountants to (i) review the arrangements and scope of any audit; (ii) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the accountants, or other results of any audit; (iii) consider the accountants' comments with respect to the Trust's financial policies, procedures, and internal accounting controls; and (iv) review any form of opinion the accountants propose to render to the Trust.


B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee receives annual fees of $5,000 and $500 for each Board meeting attended and is paid $500 for each committee meeting attended on a date when a Board meeting is not held.

Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.


         Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.


The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ending December 31, 1998.

                                                              Pension or
                                                              Retirement
                                          Aggregate        Benefits Accrued    Estimated Annual          Total
                                      Compensation from    as Part of Fund       Benefits upon     Compensation from
           Name, Position                   Trust              Expenses           Retirement             Trust
------------------------------------- ------------------- ------------------- -------------------- -------------------

Christopher W. Hamm*                          $0                  $0                  $0                   $0

John Y. Keffer*                               $0                  $0                  $0                   $0

Jay Brammer                                   $0                  $0                  $0                   $0

J.B. Goodwin                                $1,500                $0                  $0                 $1,500

Robert Stillwell                            $1,500                $0                  $0                 $1,500


C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to each Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing a Fund's investments and effecting portfolio transactions for a Fund

2.       OWNERSHIP OF ADVISER/AFFILIATIONS


The Adviser is 99% owned by Forum Trust and 1% owned by Forum Holdings Corp. I. Forum Trust is 99% owned by Forum Financial Group, LLC of which Trustee John Y. Keffer owns 98%. Forum Investment Advisers, LLC is registered as an investment adviser with the SEC under the 1940 Act.

Sara M. Morris, Thomas G. Sheehan, Stephen J. Barrett, D. Blaine Riggle, Marcella A. Cote and Dawn L. Taylor are employed by the Adviser (or affiliates of the Adviser).


3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Funds and is paid monthly based on average net assets for the previous month. The fee is allocated among the classes of shares of a Fund based on the average net assets of each class during the same period.

In addition to receiving its advisory fee from each Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in a Fund. If an investor in a Fund also has a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.


Table 1 in Appendix B shows the dollar amount of the fees payable by the Trust to the Adviser, the amount of the fee waived by the Adviser and the actual fee received by the Adviser. The Adviser has agreed to waive fees as shown in Exhibit B.


4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.


The Adviser's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice to the Adviser when authorized either by vote of a majority of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice to the Trust. The agreement will terminate immediately upon its assignment.

5.       SUBADVISERS


To assist it in carrying out its responsibility, the Adviser has retained the following Subadvisers to render advisory services and make daily investment decisions for each Fund pursuant to investment subadvisory agreements with the Adviser (the "Subadvisory Agreements").


          The Northern Trust Company ("NTC"), 50 South LaSalle Street, Chicago, Illinois 60675, manages the portfolio of the GOVERNMENT BOND FUND. NTC is a wholly-owned subsidiary of Northern Trust Corporation, a Delaware corporation that was incorporated in 1889. NTC is exempt from registration as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act"). For its services, NTC receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.20% of the Fund's average daily net assets.

          Conseco Capital Management, Inc. ("CCM"), 11825 N. Pennsylvania Street, Carmel, Indiana 46032, manages the portfolio of the CORPORATE BOND FUND. CCM is a Delaware corporation that was organized in 1981 and is registered as an investment adviser under the Advisers Act. CCM is a wholly-owned subsidiary of Conseco, Inc., a financial services holding company that owns or controls several life insurance companies. For its services, CCM receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.20% of the Fund's average daily net assets.

          Davis  Hamilton  Jackson &  Associates,  L.P.  ("DHJA"),  Two  Houston
          Center, 909 Fannin Street, Suite 550, Houston, Texas 77010, manages the portfolio of the GROWTH EQUITY FUND. DHJA is a limited partnership formed under the laws of Delaware that is registered as an investment adviser under the Advisers Act. Affiliated Managers Group, Inc.
          ("AMG"), a holding company that invests in investment management firms, may be deemed to control DHJA due to an investment it has made in DHJA. AMG does not participate in the day-to-day management or the investment process of DHJA. For its services, DHJA receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.30% of the Fund's average daily net assets.

          Beutel, Goodman Capital Management ("BGCM"), 5847 San Felipe, Suite 4500, Houston, Texas 77057-3011, manages the portfolio of the VALUE EQUITY FUND. BGCM is a partnership that was organized in 1988 and is registered as an investment adviser under the Advisers Act. BGCM has two general partners, Value Corp. and Beutel, Goodman America Inc. Beutel, Goodman America Inc. is owned by BG Canada: 51% of BG Canada is owned by its employees, 49% is owned by First International Asset Management, Inc., a privately held company in Canada. BG Canada is registered as an investment adviser with the Ontario and Quebec Securities Commissions. For its services, BGCM receives an advisory fee (excluding waivers) from the Adviser at an annual rate of 0.30% of the Fund's average daily net assets.

The Adviser pays a fee to each of the Subadvisers. These fees do not increase the fees paid by shareholders of the Funds. The amount of the fees paid by the Adviser to each Subadviser may vary from time to time as a result of periodic negotiations with the Subadviser regarding such matters as the nature and extent of the services (other than investment selection and order placement activities) provided by the Subadviser to the Fund, the increased cost and complexity of providing services to the Fund, the investment record of the Subadviser in managing the Fund and the nature and magnitude of the expenses incurred by the Subadviser in managing the Fund's assets and by the Adviser in overseeing and administering management of the Fund. However, the contractual fee payable by each Fund to the Adviser for investment advisory services will not vary as a result of those negotiations.

The Adviser performs internal due diligence on each Subadviser and monitors each Subadviser's performance using its proprietary investment adviser selection and monitoring process. The Adviser will be responsible for communicating performance targets and evaluations to Subadvisers, supervising each Subadviser's compliance with the Fund's fundamental investment objectives and policies, authorizing Subadvisers to engage in certain investment techniques for the Fund, and recommending to the Board of Trustees whether sub-advisory agreements should be renewed, modified or terminated. The Adviser also may from time to time recommend that the Board replace one or more Subadvisers or appoint additional Subadvisers, depending on the Adviser's assessment of what combination of Subadvisers it believes will optimize each Fund's chances of achieving its investment objectives. The sub-advisory agreements with respect to the Funds are nearly identical to the Adviser's agreement, except for the fees payable and certain other non-material matters.


D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of each Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.


FFS, FAdS, FAcS, the Adviser and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

The Trust Share Class has a distribution plan adopted under SEC Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. These fees are charged at an annual rate of
0.25 percent of the average daily net assets of each Fund's Trust shares. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. These fees are paid to Memorial Group, Inc. ("MGI"), a corporation of which Christopher W. Hamm, the Chairman of the Board and President of the Trust, is the sole shareholder. For the fiscal year ending December 31, 1998, MGI waived all of its 12b-1 fees. Absent such waiver, MGI is to reimbursed for the expenses it incurs. MGI may incur expenses for any distribution-related purpose it deems necessary or appropriate, including the following principal activities: (i) compensation to employees and expenses, including overhead, travel and telephone and other communication expenses, of MGI, (ii) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Trust shares to any prospective investors, (iii) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Trust shares for sale to the public.


2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT


FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party and with respect to each class of a Fund for which there is an effective Plan, Trustees who do not have any direct or indirect financial interest in any such Plan applicable to the class or in any agreement to the Plan.

FFS's agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority the Fund's outstanding shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Trust.


Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Trust is responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Trust; and (2) paying judgments against FFS. The Trust is not required to indemnify FFS if the Trust does not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Trust's own name or in the name of FFS.


FFS may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Fund. These financial institutions may charge a fee for their services and may receive shareholders service fees even though shares of the Fund are sold without sales charges or, in the case of Institutional shares, distribution fees. These financial institutions may otherwise act as processing agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares in this manner will be subject to the procedures of the institution through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial institution. When purchasing shares of the Fund in this manner, you should acquaint yourself with your institution's procedures and should read the Prospectus and this SAI in conjunction with any materials and information provided by your institution. The financial institution and not its customers will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution.


E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.


For its services, FAdS receives fees from each Fund at an annual rate as follows: 0.15% of the average daily net assets under $150 million of each Fund and 0.10% of the average daily net assets over $150 million of each Fund. Notwithstanding the above, the minimum fee per Fund shall be $30,000 per year ($2,500 per month). The fees are accrued daily by the Funds and are paid monthly in arrears on the first day of each calendar month for services performed under the agreement during the prior calendar month.


Table 2 in Appendix B shows the dollar amount of the fees payable by the Trust to FAdS, the amount of the fee waived by FAdS and the actual fee received by FAdS.

FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to a Fund on 60 days' written notice. Under the agreement, FAdS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.


EXPENSE LIMITATIONS. FAdS and Memorial Group, Inc. have undertaken to assume certain expenses of the Funds (or waive its fees). This undertaking is designed to place a maximum limit on expenses (including all fees to be paid to the Adviser but excluding taxes, interest, brokerage commissions and other portfolio transaction expenses and extraordinary expenses) of: (1) 1.00% of the average daily net assets of the Institutional Class of each Equity Fund; (2) 0.75% of the average daily net assets of the Institutional Class of Government Bond Fund and Corporate Bond Fund; and (3) 1.25% of the average daily net assets of the Trust Class of each Equity Fund.


2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to each Fund. These services include calculating the NAV per share of each Fund (and class) and preparing the Funds' financial statements and tax returns.


For its services, FAcS receives fees from each Fund at an annual rate of $36,000 plus certain share class charges . FAcS is paid additional surcharges of $12,000 per year for each additional share class of the Fund above one. The fees are accrued daily by the Funds and are paid monthly based on the transactions and positions for the previous month.


Table 3 in Appendix B shows the dollar amount of the fees payable by the Trust to FAcS, the amount of the fee waived by FAcS and the actual fee received by FAcS.

FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to a Fund on 60 days' written notice. Under the agreement, FAcS is not liable any act or omission in the performance of its duties to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, in calculating a Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation) or any loss to a shareholder if the NAV difference is less than or equal to 1/2 of 1% or if the loss in the shareholder's account is less than or equal to $10.00. In addition, in calculating NAV per share FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Funds.


3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.


For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $24,000 for the first share class, $12,000 per additional share class and $25.00 per shareholder account. The fees are accrued daily by the Funds and are paid monthly in arrears. Table 4 in Appendix B shows the dollar amount of the fees payable by the Trust to the Transfer Agent, the amount of the fee waived by the Transfer Agent and the actual fee received by the Transfer Agent.

The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice. Under the agreement, the Transfer Agent is not liable for any act or omission in the performance of its duties to a Fund, except for willful misconduct, bad faith or gross negligence in the performance of its duties under the agreement.


4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Investors Bank & Trust Company safeguards and controls the Funds' cash and securities, determines income and collects interest on Fund investments. The Custodian may employ foreign subcustodians to provide custody of a Fund's foreign assets. The Custodian is located at 200 Clarendon Street, Boston, Massachusetts 02105.

For its services, the Custodian receives a fee from each Fund at an annual rate as follows: (1) 0.02% of the average daily net assets of the Fund for the first $100 million in Fund assets; (2) 0.015% of the average daily net assets of the Fund for the next $100 million in Fund assets; and (3) 0.001% of the average daily net assets of the Fund for remaining Fund assets. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL


Legal matters in connection with the issuance of shares of the Trust are passed upon by the law firm of Seward & Kissel LLP, 1200 G Street, NW, Washington, DC 20005.


6.       INDEPENDENT AUDITORS


KPMG Peat Marwick LLP, independent auditors, 99 High Street, Boston, MA 02110, have been selected as auditors for each Fund. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Funds' tax returns.

5.  PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD


Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Subadviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Subadviser will utilize the services of others.


Purchases of securities from underwriters include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to each Fund. The data presented are for the past three fiscal years or a shorter period if the Fund has been in operation for a shorter period, except as otherwise noted. The table also indicates the reason for any material change in the last two years in the amount of brokerage commissions paid by a Fund.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES


Each Subadviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Subadviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by a Subadviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

 Each Subadviser seeks "best execution" for all portfolio transactions. This means that the Subadvisers seek the most favorable price and execution available. A Subadviser's primary consideration in executing transactions for a Fund is prompt execution of orders in an effective manner and at the most favorable price available.


1.       CHOOSING BROKER-DEALERS


The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Subadviser of each Fund takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Subadviser's duties, the Subadviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for a Fund; and (2) take into account payments made by brokers effecting transactions for a Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

2.       OBTAINING RESEARCH FROM BROKERS


Each Subadviser may give consideration to research services furnished by brokers to the Subadviser for its use and may cause a Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Subadviser's own internal research and investment strategy capabilities. This research may be used by the Subadviser in connection with services to clients other than the Funds, and not all research services may be used by the Subadviser in connection with the Funds. The Subadviser's fees are not reduced by reason of the Subadviser's receipt of research services.

Each Subadviser has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Subadviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, a Subadviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Subadviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Subadvisers' brokerage commissions for research are for economic research on specific companies or industries, and since the Subadvisers are involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Funds' shareholders.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by a Subadviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Subadviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner, which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, a client may direct a Subadviser to use a broker or dealer of the client's choice. If the client directs the Subadviser to use a particular broker, the Subadviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.


3.       COUNTERPARTY RISK


Each Subadviser monitors the creditworthiness of counterparties to its Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.


4.       TRANSACTIONS THROUGH AFFILIATES


The Subadvisers do not effect brokerage transactions through affiliates of the Adviser or Subadviser (or affiliates of those persons).



5.       OTHER ACCOUNTS OF THE ADVISER OR SUBADVISER


Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by a Subadviser. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Subadviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Fund and other client accounts managed by the Fund's Subadviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


6.       PORTFOLIO TURNOVER


The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to a Fund and a possible increase in short-term capital gains or losses.


D.       SECURITIES OF REGULAR BROKER-DEALERS


From time to time a Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year. During the past fiscal year, there were no regular brokers and dealers for any Fund.


         6.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of each Fund are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share.

Fund shares are normally issued for cash only. In the Adviser or Subadviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SECdetermines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.


2.       REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining a Fund's NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

The per share net asset values of each class of shares of a Fund are expected to be substantially the same. Under certain circumstances, however, the per share net asset value of each class may vary. Due to the higher expenses of Trust Shares, the net asset value of Trust Shares will generally be lower than the net asset value of the Institutional Shares. The per share net asset value of each class of a Fund eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

SHAREHOLDER SERVICES


RETIREMENT ACCOUNTS. The Funds may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively, "IRAs"). Call the Funds at 1-888-263-5593 to obtain an IRA account application. Generally, investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $2,000 annually to an IRA. Only contributions to Traditional IRAs are tax-deductible. However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you (or you and your spouse) have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.


Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $160,000.

This information on IRAs is based on regulations in effect as of January 1, 1999 and summarizes only some of the important federal tax considerations affecting IRA contributions. These comments are not meant to be a substitute for tax planning. Consult your tax advisors about your specific tax situation.


EXCHANGES


By making an exchange by telephone, you authorize the Transfer Agent to act on telephonic instructions believed by the Transfer Agent to be genuine instructions from any person representing himself or herself to be you. The records of the Transfer Agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

You may purchase, with the proceeds from a redemption of all or part of their shares, shares of the same class of any other Fund of the Trust or a designated class of Daily Assets Government Fund, a money market fund of Forum Funds.


7.       TAXATION


The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting each Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.



This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.


The tax year-end of each Fund is December 31 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION


As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)


o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.


o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


Each Fund generally intends to operate in a manner such that it will not be liable for federal income tax.


2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of a Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS


Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to shareholders as ordinary income. In the case of Growth Equity Fund and Value Equity Fund, a portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares. These distributions do not qualify for the dividends-received deduction.


Each Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of a Fund. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of a Fund just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUNDS TRANSACTIONS


For federal income tax purposes, when put and call options purchased by a Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by a Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When a Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When a Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by a Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.


Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by a Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by a Fund on Section 1256 contracts generally is considered 60% long-term and 40% short-term capital gains or losses. Each Fund can elect to exempt its Section 1256 contracts, which are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract, or other position entered into or held by a Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Fund all of the offsetting positions of which consist of Section 1256 contracts.


If a Fund invests in the securities of foreign issuers, the Fund's income may be subject to foreign withholding taxes.


D.       FEDERAL EXCISE TAX


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if elected by the Fund) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, each Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year (or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.


Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES


In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.       BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.


G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of a Fund and distributions of net capital gains from a Fund.


If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.


The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in a Fund.


H.       STATE AND LOCAL TAXES


The tax rules of the various states of the U.S. and local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in a Fund.


         8.  OTHER MATTERS

GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the State of Delaware on November 26, 1997. The Trust has operated under that name and as an investment company since that date.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series (the Funds) and in classes of shares of those series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

     o Institutional Shares of each of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.

     o Trust Shares of each of Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.


The Funds reserve the right to invest in one or more other investment companies in a Core and Gateway(R) structure.


The Trust and each Fund will continue indefinitely until terminated.

2.       CLASSES OF SHARES


Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance. For more information on any other class of shares of the Fund, you may contact the Transfer Agent.


3.       SHAREHOLDER VOTING AND OTHER RIGHTS


Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series or class except (i) when required by applicable law, shares shall be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such series shall be entitled to vote thereon; and (iii) when the Trustees have determined that the matter affects the interests of one of more classes, then the shareholders of all such classes shall be entitled to vote. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.


All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.


A shareholder or shareholders representing 33 1/3% or more of the outstanding shares entitled to vote may, as set forth in the Trust Instrument, call meetings of the Trust (or Fund) for any purpose related to the Trust (or Fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.


4.       CERTAIN REORGANIZATION TRANSACTIONS


The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, (i) cause the Trust or any Fund to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another company registered as an open-end, management investment company under the 1940 Act, or a series thereof, (ii) cause any or all shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate or organize under the laws of any state, commonwealth, territory, dependence, colony or possession of the United States of America or in any foreign jurisdiction.


B.       FUND OWNERSHIP


As of March 31, 1999, the percentage of shares owned by all officers and trustees of the Trust as a group was as follows. To the extent officers and trustees own less than 1% of the shares of each class of shares of a Fund (or of the Trust), the table reflects "N/A" for not applicable.

                                                         PERCENTAGE  OF SHARES
           FUND (OR TRUST)                                      OWNED

           The Trust                                            N/A
           Government Bond Fund                                 N/A
           Corporate Bond Fund                                  N/A
           Growth Equity Fund                                   N/A
           Value Equity Fund                                    N/A


Also as of that date, certain shareholders of record owned 5% or more of a class of shares of a Fund. Shareholders known by a Fund to own beneficially 5% or more of a class of shares of a Fund are listed in Table 6 in Appendix B.


From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 1, 1999, the following persons beneficially owned 25% or more of the shares of a Fund (or of the Trust) and may be deemed to control the Fund (or the Trust). For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION
                                                                                                      PERCENTAGE OF
                                                                                                      SHARES OWNED
           SHAREHOLDER                                          FUND (OR TRUST)

           Wells Fargo Bank, Trustee for the benefit of         Government Bond Fund                  36.36%
           Pre-Arranged Trust


C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust and requires that a disclaimer be given in each bond, note or contract, or other undertaking entered into or executed by the Trust or the Trustees. The Trust's Trust Instrument (the document that governs the operation of the Trust) provides that the shareholder, if held to be personally liable solely by reason of being or having seen a shareholder of such series, shall be entitled out of the assets the applicable series' property to be held harmless from and indemnified against all losses and expenses arising from such liability. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust or its shareholders for any act, omission or obligation of the Trust or any Trustee. In addition, the Trust Instrument provides that the Trustees shall not be liable for any act, omission or any conduct whatsoever in his capacity as a Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended December 31, 1998 included in the Annual Report to shareholders of the Trust are incorporated herein by reference. These financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

                 APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)


1.       MOODY'S INVESTORS SERVICE

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


  CA Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB         An obligation  rated BBB exhibits  adequate  protection  parameters.
            However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC          An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+         High credit quality. Protection factors are strong. Risk is modest
AA          but may vary slightly from time to time because of economic conditions.

A+,A,       Protection  factors are average but adequate.  However, risk factors
A-          are more variable in periods of greater economic stress.

BBB+        Below-average  protection  factors  but still  considered sufficient
BBB         for prudent investment. Considerable  variability in risk during
BBB-        economic cycles.

BB+         Below investment grade but deemed likely to meet obligations when
BB          due. Present or prospective financial  protection  factors fluctuate
BB-         according to industry conditions.  Overall quality may move up or down frequently within this category.

B+          Below  investment  grade and possessing risk that obligations will
B           not be met when due.  Financial protection factors will  fluctuate
B-          widely  according to economic  cycles,  industry  conditions  and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP          Preferred stock with dividend arrearages.


4.       FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD,       Default. Securities are not meeting current obligations and are
DD, D extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e. below 50%.

PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.


A An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.


CAA An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C           A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT PRIME
                Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.


F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.


F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                        APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees payable to the Adviser with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser.

GOVERNMENT BOND FUND                           ADVISORY FEE PAYABLE   ADVISORY FEE              ADVISORY FEE RETAINED
                                                                      WAIVED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $99,857                  $42,530                  $57,327
Trust Shares
     Period March 30, 1998-December 31, 1998           $75                      $40                      $35

CORPORATE BOND FUND                            ADVISORY FEE PAYABLE   ADVISORY FEE              ADVISORY FEE RETAINED
                                                                      WAIVED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 26, 1998-December 31, 1998         $266,091                 $118,031                $148,060

GROWTH EQUITY FUND                             ADVISORY FEE PAYABLE   ADVISORY FEE              ADVISORY FEE RETAINED
                                                                      WAIVED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $82,725                  $31,022                  $51,703
Trust Shares
     Period March 30, 1998-December 31, 1998           $881                     $341                    $540

VALUE EQUITY FUND                              ADVISORY FEE PAYABLE   ADVISORY FEE              ADVISORY FEE RETAINED
                                                                      WAIVED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $70,265                  $26,411                  $43,854
Trust Shares
     Period March 30, 1998-December 31, 1998           $793                     $309                    $484

TABLE 2 - ADMINISTRATION FEES

The following Table shows the dollar amount of fees payable to FAdS with respect to each Fund, the amount of fee that was waived by FAdS, if any, and the actual fee received by FAdS.

GOVERNMENT BOND FUND                            ADMINISTRATION FEE    ADMINISTRATION FEE         ADMINISTRATION FEE
                                                     PAYABLE          WAIVED                          RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $52,647                     $0                    $52,647
Trust Shares

     Period March 30, 1998-December 31, 1998           $32                       $0                      $32


CORPORATE BOND FUND                             ADMINISTRATION FEE    ADMINISTRATION FEE         ADMINISTRATION FEE
                                                     PAYABLE          WAIVED                          RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 26, 1998-December 31, 1998         $135,972                    $0                   $135,972

GROWTH EQUITY FUND                              ADMINISTRATION FEE    ADMINISTRATION FEE         ADMINISTRATION FEE
                                                     PAYABLE          WAIVED                          RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares

     Period March 30, 1998-December 31, 1998         $31,021                     $0                    $31,021
Trust Shares
     Period March 30, 1998-December 31, 1998           $324                      $0                     $324


VALUE EQUIRY FUND                               ADMINISTRATION FEE    ADMINISTRATION FEE         ADMINISTRATION FEE
                                                     PAYABLE          WAIVED                          RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares

     Period March 30, 1998-December 31, 1998         $36,313                     $0                    $36,313
Trust Shares
     Period March 30, 1998-December 31, 1998           $290                      $0                     $290


TABLE 3 - ACCOUNTING FEES

The following table shows the dollar amount of fees payable to FAcS with respect to each Fund, the amount of fee that was waived by FAcS, if any, and the actual fee received by FAcS.

GOVERNMENT BOND FUND                          ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED        ACCOUNTING FEE
                                                                                                      RETAINED
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $27,637                   $2,909                  $24,728
Trust Shares

     Period March 30, 1998-December 31, 1998           $621                     $155                    $466


CORPORATE BOND FUND                           ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED        ACCOUNTING FEE
                                                                                                      RETAINED
----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 26, 1998-December 31, 1998         $31,581                     $0                    $31,581

GROWTH EQUITY FUND                            ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED        ACCOUNTING FEE
                                                                                                      RETAINED
----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $35,110                   $2,827                  $32,283
Trust Shares
     Period March 30, 1998-December 31, 1998          $1,148                    $237                    $911

VALUE EQUITY FUND                             ACCOUNTING FEE PAYABLE  ACCOUNTING FEE WAIVED        ACCOUNTING FEE
                                                                                                      RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $35,108                   $2,829                  $32,279
Trust Shares
     Period March 30, 1998-December 31, 1998          $1,150                    $236                    $914

TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of shareholder service fees payable to the Transfer Agent with respect to Shares of each Fund, the amount of fee that was waived by Transfer Agent, if any, and the actual fee received by Transfer Agent.

GOVERNMENT BOND FUND                           TRANSFER AGENCY FEE    TRANSFER AGENCY FEE        TRANSFER AGENCY FEE
                                                     PAYABLE          WAIVED                          RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $19,899                     $0                    $19,899
Trust Shares
     Period March 30, 1998-December 31, 1998           $474                     $474                     $0

CORPORATE BOND FUND                            TRANSFER AGENCY FEE    TRANSFER AGENCY FEE        TRANSFER AGENCY FEE
                                                     PAYABLE          WAIVED                          RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 26, 1998-December 31, 1998         $19,851                     $0                    $19,851

GROWTH EQUITY FUND                             TRANSFER AGENCY FEE    TRANSFER AGENCY FEE        TRANSFER AGENCY FEE
                                                     PAYABLE          WAIVED                          RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares

     Period March 30, 1998-December 31, 1998         $27,453                     $0                    $27,454
Trust Shares

     Period March 30, 1998-December 31, 1998          $1,020                    $765                    $255

VALUE EQUIRY FUND                              TRANSFER AGENCY FEE    TRANSFER AGENCY FEE        TRANSFER AGENCY FEE
                                                     PAYABLE          WAIVED                          RETAINED
-----------------------------------------------------------------------------------------------------------------------
Institutional Shares
     Period March 30, 1998-December 31, 1998         $27,432                     $0                    $27,432
Trust Shares
     Period March 30, 1998-December 31, 1998          $1,011                    $760                    $251

 TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to each Fund that incurred brokerage costs. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

                                              AGGREGATE COMMISSION
FUND                                                  PAID
--------------------------------------------------------------------

Government Bond Fund
     Year Ended December 31, 1998                      $0

Corporate Bond Fund
     Year Ended December 31, 1998                      $0

Growth Equity Fund
     Year Ended December 31, 1998                      $0

Value Equity Fund
     Year Ended December 31, 1998                      $0

TABLE 6 - 5% SHAREHOLDERS


The following table lists the persons who owned of record 5% or more of the outstanding shares of a class of shares of a Fund as of March 31, 1999.

                                                                                                 % OF
FUND/CLASS OF SHARES            NAME AND ADDRESS                               SHARES            CLASS
------------------------------------------------------------------------------------------------------------

Government Bond Fund/           Wells Fargo Bank TTEE FBO Pre                  2,393,837.319        36.36
Institutional Share Class       Arranged Trust (Reg-88) PN Attn:
                                Mutual Funds Dept.
                                PO Box 9800
                                Calabasas, CA  91302
                                Strafe & Co.                                   1,096,558.581       16.66%
                                FBO SCI Related Accounts - FH
                                PO Box 160
                                Westerville, OH  43086-0160
                                Wells Fargo TTEE FBO Cemetery                  1,035,577.671       15.73%
                                Merchandise Trust (Reg-88) CM
                                Attn: Mutual Funds Dept
                                PO Box 9800
                                Calabases, CA 91302
                                CNOM & Co.                                       555,706.456        8.44%
                                C/O Nationsbank Attn: MFO-CNOM
                                PO Box 831575
                                Dallas, TX 75283-1575
                                Miter & Co.                                      471,402.823        7.16%
                                FBO Chicago Trust CO/SCI CM
                                C/O Marshall & Ilsley Trust
                                PO Box 2977
                                Milwaukee, WI  53202
                                First Union National Bank TTEE                   411,427.679        6.25%
                                FBO SCI Endowment Care Trusts
                                1525 West WT Harris Blvd
                                CMG NC 1151
                                Charlotte, NC  28288
Corporate Bond Fund/            Miter & Co.                                    2,804,408.137       20.22%
Institutional Share Class       FBO Chicago Trust Co/SCI EC
                                C/O Marshall & Ilsley Trust
                                PO Box 2977
                                Milwaukee, WI  53202
                                First Union National Bank TTEE                 2,584,816.802       18.64%
                                FBO SCI Perpetual Care Trusts
                                1525 West WT Harris Blvd
                                CMG NC 1151
                                Charlotte, NC 28288

                                Strafe & Co.                                   1,461,342.243       10.54%
                                FBO SCI Related Account - PE
                                PO Box 160
                                Westerville, OH  43086-0160
                                VAR & CO., c/o US Bank National                1,332,053.161        9.61%
                                Association  FBO E.C.F.
                                PO Box 64010
                                St. Paul, MN  55164-0010
                                Southwest Guaranty Trust Company               1,011,687.857        7.30%
                                Fiduciary - SCI - Merchandise
                                10411 Westheimer, Suite 200
                                Houston, TX  77042


                                      B-6

                                First Union National Bank TTEE FBO               934,262.601        6.74%
                                SCI Preneed Funeral Trusts
                                1525 Wet WT Harriss Blvd
                                CMG NC 1151
                                Charlotte, NC  28288
Growth Equity Fund/             Timothy Brammer TTSS FBO First                    10,638.029       27.70%
Trust Share Class               Irrevocable QSST of Jay A. Brammer
                                9000 Keystone Crossing, Suite 1000
                                Indianapolis, IN  46240
                                Jay Brammer                                        8,509.747       22.16%
                                10948 Lake Front Drive
                                Indianapolis, IN  46236
                                Timothy F. Brammer TTEE FBO First                  5,319.011       13.85%
                                Irrevocable QSST of Jay A. Brammer
                                for Rachel Brammer
                                9000 Keystone Crossing, Suite 1000
                                Indianapolis, IN  46240
                                Jay Brammer Cust FBO Megan Brammer                 4,079.099       10.62%
                                UGMA/IN
                                10948 Lake Front Drive
                                Indianapolis, IN  46236
                                Jay Brammer Cust FBO Michelle Brammer              4,079.099       10.62%
                                UGMA/IN
                                10948 Lake Front Drive
                                Indianapolis, IN  46236
                                Jay Brammer Cust FBO Abigail Brammer               4,079.099       10.62%
                                UGMA/IN
                                10948 Lake Front Drive
                                Indianapolis, IN  46236
Growth Equity Fund/             First Union National Bank TTEE FBO               573,341.080       18.48%
Institutional Share Class       SCI Preneed Funeral Trusts
                                1525 West WT Harris Blvd CMG NC 1151  Charlotte,
                                NC 28288
                                Strafe & Co.  FBO SCI Related                    564,431.905       18.20%
                                Accounts - CM
                                PO Box 160
                                Westerville, OH 43086-0160
                                Miter & Co.                                      538,091.227       17.35%
                                FBO Chicago Trust CO/SCI CM
                                C/o Marshall & Ilsley Trust
                                PO Box 2977
                                Milwaukee, WI 53202
                                VAR & CO  c/o US Bank National                   294,713.291        9.50%
                                Association FBO Pre-Need
                                PO Box 64010
                                St. Paul, MN  55164-0010
                                VAR & CO  c/o US Bank National                   273,289.479        8.81%
                                Association FBO Cemetery Merchandise
                                PO Box 64010
                                St. Paul, MN  55164-0010


                                      B-7

                                Southwest Guaranty Trust Company                 220,916.425        7.12%
                                Fiduciary - SCI - Merchandise
                                10411 Westheimer, Suite 200
                                Houston, TX  77042
                                Southwest Guaranty Trust Company                 199,864.898        6.44%
                                Fiduciary - SCI - Funeral Service
                                10411 Westheimer, Suite 200
                                Houston, TX  77042

Value Equity Fund/              Timothy Brammer TTEE FBO First                    11,258.813       29.04%
Trust Share Class               Irrevocable QSST of Jay A. Brammer
                                9000 Keystone Crossing, Suite 1000
                                Indianapolis, IN  46240
                                Jay Brammer                                        9,254.684       23.87%
                                10948 Lake Front Drive
                                Indianapolis, IN 46236
                                Timothy F. Brammer TTEE FBO First                  5,629.409       14.52%
                                Irrevocable QSST of Jay A. Brammer
                                for Rachel Brammer
                                9000 Keystone Crossing, Suite 1000
                                Indianapolis, IN  46240
                                Jay Brammer Cust FBO Megan Brammer                 4,209.294       10.86%
                                UGMA/IN
                                10948 Lake Front Drive
                                Indianapolis, IN  46236
                                Jay Brammer Cust FBO Michelle Brammer              4,209.294       10.86%
                                UGMA/IN
                                10948 Lake Front Drive
                                Indianapolis, IN  46236
                                Jay Brammer Cust FBO Abigail Brammer               4,209.294       10.86%
                                UGMA/IN
                                10948 Lake Front Drive
                                Indianapolis, IN  46236
Value Equity Fund/              First Union National Bank TTEE FBO               781,205.221       19.28%
Institutional Share Class       SCI Preneed Funeral Trust
                                1525 West WT Harris Blvd CMG NC 1151  Charlotte,
                                NC 28288
                                Strafe & Co.  FBO SCI Related                    777,684.332       19.19%
                                Accounts - CM
                                PO Box 160
                                Westerville, OH 43086-0160
                                Miter & Co.                                      589,671.153       14.55%
                                FBO Chicago Trust CO/SCI CM
                                C/o Marshall & Ilsley Trust
                                PO Box 2977
                                Milwaukee, WI 53202
                                VAR & CO  c/o US Bank National                   400,082.386        9.87%
                                Association FBO Pre-Need
                                PO Box 64010
                                St. Paul, MN  55164-0010
                                VAR & CO  c/o US Bank National                   365,870.657        9.03%
                                Association FBO Cemetery Merchandise
                                PO Box 64010
                                St. Paul, MN  55164-0010


                                      B-8

                                Southwest Guaranty Trust Company                 334,965.345        8.27%
                                Fiduciary - SCI - Merchandise
                                10411 Westheimer, Suite 200
                                Houston, TX  77042
                                Southwest Guaranty Trust Company                 267,246.965        6.60%
                                Fiduciary - SCI - Funeral Service
                                10411 Westheimer, Suite 200
                                Houston, TX  77042


                          APPENDIX C - PERFORMANCE DATA

TABLE 1 - YIELDS


For the 30-day period ended December 31, 1998, the annualized yield of Institutional Shares of Government Bond Fund and Corporate Bond Fund was as follows.



GOVERNMENT BOND FUND                YIELD
--------------------------------------------
     Institutional Shares           4.74%


CORPORATE BOND FUND                 YIELD
--------------------------------------------
     Institutional Shares           5.67%

TABLE 2 - TOTAL RETURNS


The average annual total return of each class of each Fund for the period ended March 31, 1999, was as follows.

NON STANDARDIZED RETURNS (WITHOUT A SALES LOAD)
                                                      CALENDAR
GOVERNMENT BOND                 ONE       THREE        YEAR TO    ONE      THREE      FIVE      TEN YEARS     SINCE
FUND                            MONTH     MONTHS       DATE       YEAR      YEARS     YEARS                INCEPTION
-----------------------------------------------------------------------------------------------------------------------

    Institutional Shares         0.34%     -1.31%      -1.31%      6.52%      N/A       N/A        N/A        6.53%



                                                      CALENDAR
CORPORATE BOND                  ONE       THREE        YEAR TO    ONE      THREE      FIVE      TEN YEARS     SINCE
FUND                            MONTH     MONTHS       DATE       YEAR      YEARS     YEARS                INCEPTION
-----------------------------------------------------------------------------------------------------------------------

Institutional Shares            0.60%     -0.69%       -0.69%      6.79%      N/A       N/A        N/A        6.65%



                                                      CALENDAR
GROWTH EQUITY                   ONE       THREE        YEAR TO    ONE      THREE      FIVE      TEN YEARS     SINCE
FUND                            MONTH     MONTHS       DATE       YEAR      YEARS     YEARS                INCEPTION
-----------------------------------------------------------------------------------------------------------------------

    Trust Shares                4.39%       6.67%       6.67%     28.61       N/A       N/A        N/A       28.52%
                                                                  %
    Institutional Shares         4.46%      6.73%       6.73%     29.11%      N/A       N/A        N/A       29.02%



                                                      CALENDAR
VALUE EQUITY                    ONE       THREE        YEAR TO    ONE      THREE      FIVE      TEN YEARS     SINCE
FUND                            MONTH     MONTHS       DATE       YEAR      YEARS     YEARS                INCEPTION
-----------------------------------------------------------------------------------------------------------------------

    Trust Shares                 2.27%     -4.21%      -4.21%     -11.93%     N/A       N/A        N/A       -11.90%
    Institutional  Shares        2.38%     -4.20%      -4.20%     -11.63%     N/A       N/A        N/A       -11.60%


                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Copy of the Trust Instrument of the Registrant dated November 25, 1997 (see Note 1).

(b)      Not Applicable.

(c)      See Sections 2.02, 2.04 and 2.06 of the Trust Instrument filed as
         Exhibit (a).


(d)(1) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC dated as of March 13, 1998 (filed herewith).

   (2) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and Beutel, Goodman Capital Management dated as of March 13, 1998(filed herewith).

   (3) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and Conseco Capital Management, Inc. dated as of March 13, 1998 (filed herewith).

   (4) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and Davis Hamilton Jackson & Associates LP dated as of December 31, 1998 (filed herewith).

   (5) Investment Subadvisory Agreement between Registrant, Forum Investment Advisors, LLC and The Northern Trust Company dated as of March 13, 1998 (filed herewith).

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of May 1, 1999 (filed herewith).


(f)      None.

(g)(1) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated March 13, 1998 (filed herewith).

   (2) Custodian Agreement between Registrant and BankBoston dated as of March 9, 1998 (filed herewith).


(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated March 13, 1998 (filed herewith).

   (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of March 13, 1998 (filed herewith).


(i)(1)   Opinion of counsel to Registrant (see Note 3).


   (2)   Consent of Seward & Kissel, LLP (filed herewith).


(j)      Not applicable.

(k)      None.

(l) Investment Representation letter of original purchaser of shares of Registrant (see Note 3).

(m)      Rule 12b-1 Plan (see Note 4).

(n)      Financial Data Schedules (filed herewith).


(o)      18f-3 Plan adopted by Registrant (filed herewith).


Other Exhibits:

         Power of Attorney of Jay Brammer (see Note 3).

         Power of Attorney of J.B. Goodwin (see Note 3).

         Power of Attorney of Christopher W. Hamm (see Note 3).

         Power of Attorney of Robert Stillwell (see Note 3).

         Power of Attorney of John Y. Keffer (see Note 3).

---------------
Note:

1 Exhibit incorporated by reference as filed in initial N-1A filing on December 4, 1997, accession number 0001004402-97-000244.

2 Exhibit incorporated by reference as filed in pre-effective amendment number 1 on February 19, 1998, accession number 0001004402-98-000122.

3 Exhibit incorporated by reference as filed in post-effective amendment number 1 on March 13, 1998, accession number 0001004402-98- 000197.

4 Exhibit incorporated by reference as filed in pre-effective amendment number 2 on March 4, 1998, accession number 0001004402-98-000161.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 25.  INDEMNIFICATION

SECTION 10.02 of the Registrant's Trust Instrument provides as follows:

SECTION 10.02  INDEMNIFICATION.

        (a) Subject to the exceptions and limitations contained in Subsection 10.02(b): (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


         (b) No indemnification shall be provided hereunder to a Covered Person:
         (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (x) by the court or other body approving the settlement; (y) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (z) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this
         Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

Section 4 of the Investment Advisory Agreement provides in substance as follows:

SECTION 4.  STANDARD OF CARE

         The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law.

Section 3 of the Administration Agreement provides as follows:

SECTION 3.  STANDARD OF CARE AND RELIANCE

         (a) Forum shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by Forum in writing. Forum shall use its best judgment and efforts in rendering the services described in this Agreement. Forum shall not be liable to the Trust or any of the Trust's shareholders for any action or inaction of Forum relating to any event whatsoever in the absence of bad faith, willful misfeasance or gross negligence in the performance of Forum's duties or obligations under this Agreement or by reason of Forum's reckless disregard of its duties and obligations under this Agreement.

         (b) The Trust agrees to indemnify and hold harmless Forum, its employees, agents, directors, officers and managers and any person who controls Forum within the meaning of section 15 of the Securities Act or section 20 of the Securities Exchange Act of 1934, as amended, ("Forum Indemnitees") against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of or in any way related to Forum's actions taken or failures to act with respect to a Fund that are consistent with the standard of care set forth in Section 3(a) or based, if applicable, on good faith reliance upon an item described in Section 3(d) (a "Claim"). The Trust shall not be required to indemnify any Forum Indemnitee if, prior to confessing any Claim against the Forum Indemnitee, Forum or the Forum Indemnitee does not give the Trust written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Forum Indemnitee.

         (c) Forum agrees to indemnify and hold harmless the Trust, its employees, agents, trustees and officers against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character arising out of Forum's actions taken or failures to act with respect to a Fund that are not consistent with the standard of care set forth in Section 3(a). Forum shall not be required to indemnify the Trust if, prior to confessing any Claim against the Trust, the Trust does not give Forum written notice of and reasonable opportunity to defend against the claim in its own name or in the name of the Trust.

         (d) A Forum Indemnitee shall not be liable for any action taken or failure to act in good faith reliance upon:

              (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to Forum, and upon statements of accountants, brokers and other persons reasonably believed in good faith by Forum to be experts in the matter upon which they are consulted;

              (ii) any oral instruction which it receives and which it reasonably believes in good the person or persons transmitted faith authorized by the Board to give such oral instruction. Forum shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction;

              (iii) any written instruction or certified copy of any resolution of the Board, and Forum may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by Forum to have been validly executed; or

              (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by Forum to be genuine and to have been signed or presented by the Trust or other proper party or parties; and no Forum Indemnitee shall be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which Forum reasonably believes in good faith to be genuine.

              (e) Forum shall not be liable for the errors of other service providers to the Trust including the errors of printing services (other than to pursue all reasonable claims against the pricing service based on the pricing services' standard contracts entered into by Forum) and errors in information provided by an investment adviser (including prices and pricing formulas and the untimely transmission of trade information), custodian or transfer agent to the Trust.

Sections 7 and 8 of the Distribution Agreement provide:

SECTION 7.  STANDARD OF CARE

         (a) The Distributor shall use its best judgment and reasonable efforts in rendering services to the Trust under this Agreement but shall be under no duty to take any action except as specifically set forth herein or as may be specifically agreed to by the Distributor in writing. The Distributor shall not be liable to the Trust or any of the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment, or for any action or inaction of the Distributor in the absence of bad faith, willful misfeasance or gross negligence in the performance of the Distributor's duties or obligations under this Agreement or by reason or the Distributor's reckless disregard of its duties and obligations under this Agreement

         (b) The Distributor shall not be liable for any action taken or failure to act in good faith reliance upon:

              (i) the advice of the Trust or of counsel, who may be counsel to the Trust or counsel to the Distributor;

              (ii) any oral instruction which it receives and which it reasonably believes in good faith was transmitted by the person or persons authorized by the Board to give such oral instruction (the Distributor shall have no duty or obligation to make any inquiry or effort of certification of such oral instruction);

              (iii) any written instruction or certified copy of any resolution of the Board, and the Distributor may rely upon the genuineness of any such document or copy thereof reasonably believed in good faith by the Distributor to have been validly executed; or

              (iv) any signature, instruction, request, letter of transmittal, certificate, opinion of counsel, statement, instrument, report, notice, consent, order, or other document reasonably believed in good faith by the Distributor to be genuine and to have been signed or presented by the Trust or other proper party or parties; and the Distributor shall not be under any duty or obligation to inquire into the validity or invalidity or authority or lack thereof of any statement, oral or written instruction, resolution, signature, request, letter of transmittal, certificate, opinion of counsel, instrument, report, notice, consent, order, or any other document or instrument which the Distributor reasonably believes in good faith to be genuine.

         (c) The Distributor shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties, fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply. In addition, to the extent the Distributor's obligations hereunder are to oversee or monitor the activities of third parties, the Distributor shall not be liable for any failure or delay in the performance of the Distributor's duties caused, directly or indirectly, by the failure or delay of such third parties in performing their respective duties or cooperating reasonably and in a timely manner with the Distributor.

SECTION 8.  INDEMNIFICATION

         (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.


         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.


         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

              (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

              (ii) any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


(a)      Forum Investment Advisors, LLC

         The descriptions of Forum Investment Advisors, LLC under the caption "Management-Adviser" in the Prospectus and Statement of Additional Information relating to the Government Bond Fund, Corporate Bond Fund, Growth Equity Fund and Value Equity Fund, constituting certain of Parts A and B, respectively, of the Registration Statement are incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust are controlled indirectly by John Y. Keffer, President of Forum Trust and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         ------------------------------------ ----------------------------------- -----------------------------------

         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------
         Sara M. Morris                      Treasurer                            Forum Investment Advisors, LLC.
                                             ------------------------------------ -----------------------------------
                                             Chief Financial Officer              Forum Financial Group, LLC.
                                             ------------------------------------ -----------------------------------
                                             Officer                              Other Forum affiliated companies
         ----------------------------------- ------------------------------------ -----------------------------------

         ----------------------------------- ------------------------------------ -----------------------------------
         David I. Goldstein                  Secretary                            Forum Investment Advisors, LLC.
                                             ------------------------------------ -----------------------------------
                                             General Counsel                      Forum Financial Group, LLC.
                                             ------------------------------------ -----------------------------------
                                             Officer                              Other Forum affiliated companies
         ----------------------------------- ------------------------------------ -----------------------------------

         ----------------------------------- ------------------------------------ -----------------------------------
         Mark D. Kaplan                      Director                             Forum Investment Advisors, LLC.

         ----------------------------------- ------------------------------------ -----------------------------------


(b)      The Northern Trust Company

         The following are the directors and officers of The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois, 60675, including any business connections of a substantial nature, which they have had in the past two (2) fiscal years.

         ------------------------------------ ----------------------------------- -----------------------------------

         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Duane L. Burnham                     Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              Chairman and Chief Executive        Abbott Laboratories, 100 Abbott
                                              Officer                             Park Road, Abbott Park, IL
                                                                                  60064-3500
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Dr. Dolores E. Cross                 Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              President                           GE Fund, General Electric
                                                                                  Company, 3135 Easton Turnpike,
                                                                                  Fairfield, CT 06432
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Susan Crown                          Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Vice President                      Henry Crown and Company, 222 N.
                                                                                  LaSalle Street, Suite 2000,
                                                                                  Chicago, IL 60601
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         John R. Goodwin                      Senior Vice President               The Northern Trust Company
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Robert S. Hamada                     Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Dean, Edward Eagle Brown            University of Chicago Graduate
                                              Distinguished Service Professor     School of Business, 1101 East
                                              of Finance                          58th Street, Chicago, IL 60637
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            A.M. Castle & Co., 3400 North
                                                                                  Wolf Road, Franklin Park, IL 60131
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Chicago Board of Trade, 141 West
                                                                                  Jackson Boulevard, Chicago, IL
                                                                                  60604
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Barry G. Hastings                    President, Chief Operating          The Northern Trust Company
                                              Officer & Director
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              President, Chief Operating          Northern Trust Corporation
                                              Officer & Director
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Securities, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust of California
                                                                                  Corporation, 355 S. Grand Avenue,
                                                                                  Los Angeles, CA 90017
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Vice Chairman of the Board &        Northern Trust of Florida
                                              Director                            Corporation, 700 Brickell Avenue,
                                                                                  Miami, FL 33131
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Nortrust Realty Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Robert A. Helman                     Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Partner                             Mayer, Brown & Platt, 190 S.
                                                                                  LaSalle Street, 38th Fl.,
                                                                                  Chicago, IL 60603
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Governor                            Chicago Stock Exchange, One
                                                                                  Financial Plaza, 440 S. LaSalle
                                                                                  St., Chicago, IL 60605
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            The Horsham Corporation, 24
                                                                                  Hazelton Avenue, Toronto,
                                                                                  Ontario, Canada M5R 2E2
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Alberta Natural Gas Company,
                                                                                  Ltd., 2900, 240 Fourth Ave.,
                                                                                  N.W., Calgary, Alberta, Canada
                                                                                  T2P 4L7
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Brambles USA, Inc., 400 N.
                                                                                  Michigan Avenue, Chicago, IL 60611
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Arthur L. Kelly                      Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Managing Partner                    KEL Enterprises Ltd., Two First
                                                                                  National Plaza, 20 S. Clark
                                                                                  Street, Suite 2222, Chicago, IL
                                                                                  60603
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Bayerische Motoren Werke(BMW)
                                                                                  A.G. BMW Haus Petuelring 130
                                                                                  Postfach 40 02 40, D-8000 Munich
                                                                                  40 Germany
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Deere & Company, John Deere Rd.,
                                                                                  Moline, IL 61265
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Nalco Chemical Company, One Nalco
                                                                                  Center, Naperville, IL 60563-1198
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Snap-on Incorporated, 2801 80th
                                                                                  Street, Kenosha, WI 53140
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Tejas Gas Corporation, 1301
                                                                                  McKinney St., Houston, TX 77010
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Frederick A. Krehbiel                Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Chairman and Chief Executive        Molex Incorporated, 2222
                                              Officer                             Wellington Court, Lisle, IL
                                                                                  60532-1682
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Nalco Chemical Company, One Nalco
                                                                                  Center, Naperville, IL 60563-1198
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Tellabs, Inc. , 4951 Indiana
                                                                                  Avenue, Lisle, IL 60532
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Roger W. Kushla                      Senior Vice President               The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            The Northern Trust Company of New
                                                                                  York, 40 Broad Street, 8th Fl.,
                                                                                  New York, NY 10004
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Robert A. LaFleur                    Senior Vice President               The Northern Trust Company
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Thomas L. Mallman                    Senior Vice President               The Northern Trust Company
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         James J. Mitchell, III               Executive Vice President            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            The Northern Trust Company of New
                                                                                  York, 40 Broad Street, 8th Fl.,
                                                                                  New York, NY 10004
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         William G. Mitchell                  Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            The Interlake Corporation, 7701
                                                                                  Harger Road, Oak Brook, IL
                                                                                  60521-1488
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Peoples Energy Corporation, 122
                                                                                  South Michigan Avenue, Chicago,
                                                                                  IL 60603
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            The Sherwin-Williams Company, 101
                                                                                  Prospect Avenue, N.W., Cleveland,
                                                                                  OH 44115-1075
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Edward J. Mooney                     Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Chairman, Chief Executive           Nalco Chemical Company, One Nalco
                                              Officer, President & Director       Center, Naperville, IL 60563-1198
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Morton International, Inc., 100
                                                                                  North Riverside Plaza, Chicago,
                                                                                  IL 60605
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         William A. Osborn                    Chairman and Chief Executive        The Northern Trust Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust of California
                                                                                  Corporation, 355 S. Grand Avenue,
                                                                                  Los Angeles, CA 90017
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Nortrust Realty Management Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Futures Corporation
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Sheila A. Penrose                    Executive Vice President            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc., 29 Federal  Street,
                                                                                  Stamford, CT 06901
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Perry R. Pero                        Senior Executive Vice President,    The Northern Trust Company
                                              Chief Financial Officer and
                                              Cashier
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Futures Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Global Advisors,
                                                                                  Inc., 29 Federal Street Stamford,
                                                                                  CT 06901
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Securities, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Nortrust Realty Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Peter L. Rossiter                    Executive Vice President and        The Northern Trust Company
                                              General Counsel
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Consolidated Communications Inc.,
                                                                                  Illinois Consolidated Telephone
                                                                                  Company, 121 S. 17th Street,
                                                                                  Mattoon, IL 61938
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President and        Northern Trust Corporation
                                              General Counsel
         ------------------------------------ ----------------------------------- -----------------------------------

                                              ----------------------------------- -----------------------------------
                                              Chairman of the Executive           Illinois Tool Works Inc. , 3600
                                              Committee                           West Lake Avenue, Glenview, IL
                                                                                  60025-5811
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            W. W. Grainger, Inc., 5500 West
                                                                                  Howard Street, Skokie, IL 60077
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Trustee                             Northwestern Mutual Life, 720
                                                                                  East Wisconsin Avenue, Milwaukee,
                                                                                  WI 53202Insurance Co.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         William D. Smithbur                  Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Abbott Laboratories, One Abbott
                                                                                  Park Road, Abbott Park, IL 60675
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Corning Incorporated, Corning, NY
                                                                                  14831
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Trustee                             Prime Capital Corporation, P.O.
                                                                                  Box 8460, Rolling Meadows, IL
                                                                                  60008
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         James M. Snyder                      Executive Vice President            The Northern Trust Company
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Bide L. Thomas                       Director                            The Northern Trust Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Northern Trust Corporation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            MYR Group Inc. (formerly L.E.
                                                                                  Myers Company), 2550 W. Golf Rd.,
                                                                                  Rolling Meadows, IL 60008
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            R. R. Donnelley & Sons Company,
                                                                                  77 West Wacker Drive, Chicago, IL
                                                                                  60601

         ------------------------------------ ----------------------------------- -----------------------------------


(c)      Conseco Capital Management, Inc

         The following are the directors and officers of Conseco Capital Management, Inc., 11825 N. Pennsylvania Street, Carmel, Indiana 46032, including any business connections of a substantial nature, which they have had in the past two (2) fiscal years. Unless otherwise indicated, the address of each company listed is 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

         ------------------------------------ ----------------------------------- -----------------------------------

         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Nora Ann Bammann                     Vice President                      Conseco Capital Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Maxwell Bublitz                      President, Chief Executive          Conseco Capital Management, Inc.
                                              Officer and Director
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Andrew S. Chow                       Vice President                      Conseco Capital Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Joseph F. DeMichele                  Vice President                      Conseco Capital Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Rollin M. Dick                       Director                            Conseco Capital Management, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            American Life Holding Company,
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         American Life & Casualty
                                              President                           Insurance Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President            American Life & Casualty
                                                                                  Marketing Division Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Vulcan Life Insurance Company
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            CCP II Holdings Corp.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            CNC Real Estate Inc.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Marketing Distribution Systems
                                                                                  Consulting Group, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            MDS of New Jersey, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Conseco Private Capital Group,
                                              President                           Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Beneficial Standard Life
                                              President and Chief Financial       Insurance Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Conseco Mortgage Capital, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Jefferson National Life Insurance
                                              President and Chief Financial       Company of Texas
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Great American Reserve Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Rollin M. Dick (continued)           Director, Executive Vice            Conseco Partnership Management,
                                              President and Chief Financial       Inc.
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Vice Chairman          Conseco Risk Management, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Treasurer and Executive   Conseco Securities, Inc.
                                              Vice President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            National Fidelity Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Bankers National Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Conseco, Inc.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Lincoln American Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Brightpoint, Inc., 6402 Corporate
                                                                                  Drive, Indianapolis, IN 46278
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            General Acceptance Corporation,
                                                                                  1025 Acuff Road, Suite 400,
                                                                                  Bloomington, IN 47404
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Administrators Service Corporation
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            American Life Holdings, Inc.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            American Travelers Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Anchor Corporation
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Association Management Corporation
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Automobile Underwriters
                                              President and Chief Financial       Corporation
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Automobile Underwriters,
                                              President and Chief Financial       Incorporated
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Avantec, Inc.

         ------------------------------------ ----------------------------------- -----------------------------------
         Rollin M. Dick (continued)           Director, Executive Vice            Bankers Life and Casualty Company
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Bankers Life Insurance Company of
                                              President and Chief Financial       Illinois
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Business Information Group, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, President and Treasurer   CNC Entertainment Nevada, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            C.P. Real Estate Services Corp.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            CRM Acquisition Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Capitol American Financial
                                              President and Chief Financial       Corporation
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Capitol American Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Capitol Insurance Company of Ohio
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Capitol National Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Certified Life Insurance Company
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Colonial Penn Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Connecticut National Life
                                              President and Chief Financial       Insurance Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Conseco Capital Management, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Conseco Entertainment, Inc.
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Conseco Global Investments, Inc.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Conseco Group Risk Management
                                              President and Chief Financial       Company
                                              Officer

         ------------------------------------ ----------------------------------- -----------------------------------
         Rollin M. Dick (continued)           Director, Executive Vice            Conseco Life Insurance Company
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Conseco Life Insurance Company of
                                              President, Chief Financial          New York
                                              Officer and Treasurer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President and        Conseco Marketing, L.L.C.
                                              Chief Financial Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Conseco Private Capital Group,
                                                                                  Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Treasurer, Executive Vice           Conseco Services, L.L.C.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Conseco Teleservices, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Conseco Travel Services, Inc.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Continental Life & Accident
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Continental Life Insurance Company
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Continental Marketing Corporation
                                              President                           of Illinois, Inc., 11825 N.
                                                                                  Pennsylvania Street, Carmel,
                                                                                  Indiana  46032
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         DBP of Nevada, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Design Benefit Plans, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Design Benefit Plans of Oregon,
                                              President                           Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Direct Financial Services, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Diversified National Corporation
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Eagle Mortgage Company, Inc.
                                              President and Chief Financial
                                              Officer

         ------------------------------------ ----------------------------------- -----------------------------------
         Rollin M. Dick (continued)           Director, Executive Vice            Eagles' National Corporation
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President and        Frontier National Life Insurance
                                              Chief Financial Officer             Company
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            General Acceptance Corporation,
                                                                                  1025 Acuff Road, Suite 400,
                                                                                  Bloomington, Indiana  47404
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Hawthorne Advertising Agency
                                              President and Chief Financial       Incorporated
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Health and Life Insurance Company
                                              President and Chief Financial       of America
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Healthscope, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Independent Processing Services,
                                              President and Chief Financial       Inc.
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Independent Savers Plan, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Integral Technologies, Inc., 9855
                                                                                  Crosspointe Blvd., Suite 401,
                                                                                  Indianapolis, Indiana  46256
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Integrated Networks, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Interart, Inc., 1145 Sunrise
                                                                                  Greetings Court, Bloomington,
                                                                                  Indiana  47402
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            InveStar Insurance Agency, Inc.
                                                                                  (OH)
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            KP Acquisition Corporation
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Key-Art Publishing Corp., 8383
                                                                                  Craig Street, Suite 290,
                                                                                  Indianapolis, Indiana  46250
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Lamar Life Insurance Company
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         MNL Marketing Corporation
                                              President

         ------------------------------------ ----------------------------------- -----------------------------------
         Rollin M. Dick (continued)           Director, Executive Vice            Manhattan National Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Monroe Guaranty Corporation,
                                                                                  11590 North Meridian St., Suite
                                                                                  300, Carmel, Indiana  46032
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Executive Vice President, Chief     NACT, Inc.
                                              Financial Officer and Treasurer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         National Benefit Plans, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            National Group Life Insurance
                                              President and Chief Financial       Group
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Network Air Medical Systems, Inc
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            NewVoice Communications, Inc.,
                                                                                  3900 South Old State Road 37,
                                                                                  Bloomington, Indiana  47401
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         PL Holdings, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Partners Health Group, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Personal Healthcare, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Philadelphia Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Pioneer Financial Services, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Pioneer Life Insurance Company
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Pioneer Savers Plan, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Powerway, Inc., 6919 Hillsdale
                                                                                  Court, Indianapolis, Indiana
                                                                                  46250
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Preferred Health Choice, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Providential Life Insurance
                                              President and Chief Financial       Company
                                              Officer

         ------------------------------------ ----------------------------------- -----------------------------------
         Rollin M. Dick (continued)           Director and Executive Vice         Response Air Ambulance Network,
                                              President                           Inc.
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         Target Ad Group, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Techno, Company d/b/a/ Statesman
                                              President and Chief Financial       Data Services, Inc.
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Tier 4 Partners, L.L.C., 320 West
                                                                                  8th Street, Suite 100,
                                                                                  Bloomington, Indiana  47404
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         The Nations Health Plan, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            U.S. Insurance Marketing, Inc.
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            United General Life Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         United Group Holdings, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Executive Vice         United Life Holdings, Inc.
                                              President
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            United Presidential Corporation
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            United Presidential Life
                                              President and Chief Financial       Insurance Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            United-States Power Engineering
                                                                                  Power Company, LLC, 3520 N.
                                                                                  Washington Boulevard,
                                                                                  Indianapolis, Indiana  46205
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Wabash Life Insurance Company
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Washington National Corporation
                                              President and Chief Financial
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Washington National Development
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director, Executive Vice            Washington National Financial
                                              President and Chief Financial       Services, Inc.
                                              Officer

         ------------------------------------ ----------------------------------- -----------------------------------
         Rollin M. Dick (continued)           Director, Executive Vice            Washington National Insurance
                                              President and Chief Financial       Company
                                              Officer
                                              ----------------------------------- -----------------------------------
                                              Director                            Weiss Communications, 6081 East
                                                                                  82nd Street, Suite 401,
                                                                                  Indianapolis, Indiana  46250
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Wells & Company, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Wellsco, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Steven English                       Chief Financial Officer,            Conseco Capital Management, Inc.
                                              Treasurer and Second Vice
                                              President
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         William Ficca                        Vice President, Director of         Conseco Capital Management, Inc.
                                              Research
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Albert Gutierrez                     Senior Vice President               Conseco Capital Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         William Latimer                      Vice President, Secretary and       Conseco Capital Management, Inc.
                                              Director
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Vice President, Secretary and       GARCO Equity Sales, Inc.
                                              Director
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Vice  President,  Secretary  and    MDS Securities, Morris Plains, NJ
                                              Director
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Thomas Meyers                        Senior Vice President, Director     Conseco Capital Management, Inc.
                                              of Marketing
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Senior Vice President               Conseco Mortgage Capital, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Thomas J. Pence                      Vice President                      Conseco Capital Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         See Yeng Quek                        Vice President                      Conseco Capital Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Gregory Hahn,                        Senior Vice President, Portfolio    Conseco Capital Management, Inc.
                                              Manager
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Gordon N. Smith                      Vice President, Portfolio Manager   Conseco Capital Management, Inc.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Andrew Sommers                       Vice President                      Conseco Capital Management, Inc.

         ------------------------------------ ----------------------------------- -----------------------------------


(d)      Davis Hamilton Jackson & Associates, L.P.

         The following are the directors and officers of Davis Hamilton Jackson & Associates, L.P. ("DHJA") Two Houston Center, 909 Fannin, Suite 550, Houston, Texas 77010, including any business connections of a substantial nature which they have had in the past two (2) fiscal years.


         ------------------------------------ ----------------------------------- -----------------------------------

         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Jack R. Hamilton                     President and Shareholder           DHJA
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Robert C. Davis                      Secretary, Treasurer and            DHJA
                                              Shareholder
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Alfred Jackson                       Principal and Shareholder           DHJA
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Carla J. Evans                       Vice President - Administration     DHJA
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Jeffrey L. Sarff                     Chief Operating Officer             DHJA

         ------------------------------------ ----------------------------------- -----------------------------------


(e)      Beutel, Goodman Capital Management

         The following are the directors and officers of Beutel, Goodman Capital Management, 5847 San Felipe, Suite 4550, Houston, Texas 77057-3011, including any business connections of a substantial nature, which they have had in the past two (2) fiscal years. Unless otherwise indicated, the address of each company listed is 5847 San Felipe, Suite 4550, Houston, Texas 77057-3011.

         ------------------------------------ ----------------------------------- -----------------------------------

         Name                                 Title                               Business Connection
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Robert F. McFarland                  Chairman, Member of the             Beutel, Goodman Capital Management
                                              Management Committee
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director and Chairman               Value Corp
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Member, Board of Directors          Beutel,  Goodman &  Company,  Ltd,
                                                                                  20  Eglinton  Avenue  West,  Suite
                                                                                  2000, Toronto, Ontario MAR-1K8
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Richard J. Andrews                   President, Treasurer and Member     Beutel, Goodman Capital Management
                                              of the Management Committee
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Edna Gladney Fund, 2300 Hemphill,
                                                                                  Ft. Worth, TX 76110
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            U.S.  Coast Guard  Academy  Alumni
                                                                                  Association,  15 Monhegan  Avenue,
                                                                                  New London, CT 06230-4195
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Vice President                      Beutel Goodman America, Inc.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              President, Treasurer and Director   Value Corp.
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Carl Dinger, III                     Vice President                      Beutel, Goodman Capital Management
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         John P. Ferguson                     Vice President and Member of the    Beutel, Goodman Capital Management
                                              Management Committee
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Vice President and Director         Value Corp.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Trustee                             Memorial Hermann Foundation,  7737
                                                                                  Southwest  Freeway,   Houston,  TX
                                                                                  77074
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Advisory Trustee                    Houston  Ballet,  1921 West  Bell,
                                                                                  Houston, TX 77219
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Frank McReynolds Wozencraft, Jr.     Vice President                      Beutel, Goodman Capital Management
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Member, Board of Directors          DePelchin Children's Center, 100
                                                                                  Sandman, Houston, TX 77007
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Keith McRedmond                      Vice President                      Beutel, Goodman Capital Management
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Stephen H. Pouns                     Vice President and Member of the    Beutel, Goodman Capital Management
                                              Management Committee
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Vice President and Director         Value Corp.
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Trustee                             Memorial  Hospital  System,   7737
                                                                                  Southwest   Freeway,   Suite  250,
                                                                                  Houston, TX 77074
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            Memorial     Foundation,      7737
                                                                                  Southwest   Freeway,   Suite  250,
                                                                                  Houston, TX 77074
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Director                            The Methodist  Home,  1111 Herring
                                                                                  Avenue, Waco, TX
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Suzanne L. Babin                     Vice President                      Beutel, Goodman Capital Management
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Forrest B. Bruch, II                 Vice President                      Beutel, Goodman Capital Management
         ------------------------------------ ----------------------------------- -----------------------------------

         ------------------------------------ ----------------------------------- -----------------------------------
         Harper B. Trammell                   Vice President                      Beutel, Goodman Capital Management
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Trustee                             The Trammell Foundation
                                              ----------------------------------- -----------------------------------
                                              ----------------------------------- -----------------------------------
                                              Member, Board of Governors          The Fondren  Foundation,  P.O. Box
                                                                                  2558, Houston, TX 77252-8037

         ------------------------------------ ----------------------------------- -----------------------------------

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, or its affiliate, Forum Financial Services, Inc., serve as underwriter for the following investment companies registered under the Investment Company Act of 1940. As amended:

        The CRM Funds                                  Monarch Funds
        The Cutler Trust                               Norwest Advantage Funds
        Forum Funds                                    Norwest Select Funds
                                                       Sound Shore Fund, Inc.

(b) The following officer of Forum Fund Services, LLC, Registrant's underwriter, holds the following position with registrant. Her business address is Two Portland Square, Portland, Maine 04101.

         Name                                Position with Underwriter             Position with Registrant
         ----                                -------------------------             ------------------------
         Sara M. Morris                              Treasurer                             Treasurer

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 28 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof, to which the prospectus relates upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment number 4 to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on April 29, 1999.


                                          MEMORIAL FUNDS

                                          Christopher W. Hamm, President

                                          By:  /s/ David I. Goldstein
                                             ----------------------------------
                                          David I. Goldstein, Attorney-in-Fact*

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on April 29, 1999.

(a)      Principal Executive Officer

         Chris W. Hamm

         By: /s/ David I. Goldstein
            ------------------------------
         David I. Goldstein, Attorney-in-Fact*

(b)      Principal Financial Officer

         /s/ Sara M. Morris
         ---------------------------------
         Sara M. Morris, Treasurer

(c)      A majority of the Trustees

         Jay Brammer, Trustee
         J.B. Goodwin, Trustee
         Christopher W. Hamm, Trustee
         John Y. Keffer, Trustee
         Robert Stillwell, Trustee

         By: /s/ David I. Goldstein
            --------------------------------
         David I. Goldstein, Attorney-in-Fact*

         * Pursuant to powers of attorney filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS


(d)(1) Investment Advisory Agreement between Registrant and Forum Advisors, Inc. dated as of March 13, 1998 (filed herewith).

(d)(2) Investment Subadvisory Agreement between Registrant, Forum Advisors, Inc. and Beutel, Goodman Capital Management dated as of March 13, 1998.

(d)(3) Investment Subadvisory Agreement between Registrant, Forum Advisors, Inc. and Conseco Capital Management, Inc. dated as of March 13, 1998.

(d)(4) Investment Subadvisory Agreement between Registrant, Forum Advisors, Inc. and Davis Hamilton, Inc., d/b/a Davis Hamilton Jackson & Associates dated as of March 13, 1998.

(d)(5) Investment Subadvisory Agreement between Registrant, Forum Advisors, Inc. and The Northern Trust Company dated as of March 13, 1998.

(e) Distribution Agreement between Registrant and Forum Fund Services, LLC dated as of May 1, 1999.


(g)(1) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated March 13, 1998.

(g)(2) Custodian Agreement between Registrant and BankBoston dated as of March 9, 1998.


(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC dated March 13, 1998.

(h)(2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated as of March 13, 1998.


(i)(2)   Consent of Seward & Kissel.

(n)      Financial Data Schedules.


(o)      18f-3 Plan adopted by Registrant.